UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04746
Van Kampen Tax-Exempt Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 11/30
Date of reporting period: 11/30/08

Item 1. Report to Shareholders.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen High Yield Municipal Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of November 30, 2008.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 11/30/08

Performance of a $10,000 investment

This chart compares your fund’s performance to that of the Barclays Capital Municipal Bond Index from 11/30/98 through 11/30/08. Class A shares, adjusted for sales charges.

	A Shares		B Shares		C Shares		I Shares
	since 1/2/86		since 7/20/92		since 12/10/93		since 3/1/06
		w/max		w/max		w/max
		4.75%		4.00%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	sales	w/o sales
Total Returns	charges	harges	charges	charges	charges	charges	charges
Since Inception	5.25%	5.03%	4.02%	4.02%	3.21%	3.21%	-4.91%
10-year	2.28	1.78	1.67	1.67	1.52	1.52	n/a
5-year	0.41	-0.57	-0.35	-0.58	-0.34	-0.34	n/a
1-year	-18.57	-22.45	-19.21	-22.28	-19.22	-19.99	-18.39

30-day SEC Yield	6.67%		6.25%		6.25%		7.29%

Past performance is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. Periods less than one year are not annualized. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Barclays Capital (formerly Lehman Brothers) Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The Index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report
For the 12-month period ended November 30, 2008

Market Conditions

The broad financial markets were highly volatile during the reporting period, particularly in the latter months as the credit crisis intensified, the housing market continued to decline, and the economy slid into recession. In early September 2008, investor confidence plummeted and the markets began a downward spiral following the government’s takeover of Fannie Mae and Freddie Mac and the bankruptcy of Lehman Brothers. In the weeks that followed, several other financial institutions were forced into mergers, rescued by government loans, or failed altogether as the value of their assets severely eroded. The credit markets became paralyzed as banks refused to lend while investors fled risk assets in favor of Treasury securities. In an effort to unlock the credit markets the federal government interceded with various supportive measures including a $700 billion bailout plan. As of the end of the reporting period, however, these measures had seemingly done little to improve investor confidence.

The municipal bond market had already been under pressure for several months prior to September, due in part to the credit rating downgrades of various monoline bond insurers and the deterioration of the auction rate and variable rate markets. The failure of Lehman Brothers, however, prompted a wave of forced selling in the municipal market as leveraged buyers, mutual funds and brokerage firms began deleveraging, putting significant pressure on prices, severely eroding liquidity, and creating a technical demand/supply imbalance in the market. As a result, municipal yields rose, particularly on the long end of the yield curve, far exceeding those of comparable Treasuries by the end of the period. As would be expected in the risk-averse and volatile environment, higher-quality municipal bonds outperformed lower-quality issues. By the end of the reporting period, high-yield municipal credit spreads had widened to 497 basis points.

Performance Analysis

All share classes of Van Kampen High Yield Municipal Fund underperformed the Barclays Capital Municipal Bond Index (“the Index”) for the 12 months ended November 30, 2008, assuming no deduction of applicable sales charges.

Total returns for the 12-month period ended November 30, 2008

				Barclays Capital Municipal
Class A	Class B	Class C	Class I	Bond Index

–18.57%	–19.21%	–19.22%	–18.39%	–3.61%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Over the course of the reporting period, we maintained the Fund’s approximate 50 percent allocation to high-yielding, non-rated securities. The performance of these securities suffered as credit spreads widened significantly due to forced selling in the market and a general flight to quality, particularly in the final months of the period. This was the primary contributor to the Fund’s underperformance relative to the Index as the Index is comprised entirely of higher-rated, investment-grade bonds.

The Fund’s top three sectors—acute care hospitals, life care and special tax districts—were all negatively impacted by spread widening. Holdings in inverse floating-rate securities*also detracted from performance over the reporting period. These securities offer the benefit of higher yields but are also highly sensitive to interest rate changes. Their performance waned during the period as municipal rates rose. We did, however, reduce the Fund’s allocation to inverse floating-rate securities during the period.

Conversely, the Fund’s holdings in pre-refunded** bonds were additive to returns for the period. These high-quality, short-maturity securities benefited from the outperformance of the higher-rated segment of the market and the front end of the yield curve. In an effort to further enhance the Fund’s yield, we added exposure to short-term variable-rate municipal securities during the reporting period, a strategy which was beneficial as these securities provided additional income with low price volatility.

In terms of interest-rate positioning, we maintained a neutral to slightly shorter duration (a measure of interest-rate sensitivity) over the course of the period, which had little impact on overall performance.

We closely manage the growth of the Fund’s asset base as an important part of our commitment to the Fund’s existing shareholders. During the reporting period, the Fund reopened to new investors, closed once, then opened again. As of this writing, the Fund remains open to new investors as the supply of bonds with attractive yields is favorable in our opinion. We continuously monitor the market and if conditions warrant, may close the Fund again to new investors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

*An inverse floating-rate security, or “inverse floater”, is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.
**Pre-refunding, or advance refunding, is a financing structure under which new bonds are issued to repay an outstanding bond issue, generally on its first call date. The proceeds from the new issuance are held in an escrow of high-quality U.S. government securities dedicated solely to pay interest and principal on the outstanding bond issue. Pre-refunded bonds are the outstanding bonds that will be refunded from this escrow and therefore, are typically rated ‘AAA’.

Ratings Allocation as of 11/30/08 (Unaudited)

AAA/Aaa	4.5%
AA/Aa	1.7
A/A	2.6
BBB/Baa	17.6
BB/Ba	6.2
B/B	0.4
CCC/Caa	0.6
C/C	0.0	*
Non-Rated	66.4

*	less than 0.1%

Top Five Sectors as of 11/30/08 (Unaudited)

Hospital	19.9%
Life Care	14.7
Special Tax Districts	13.3
Industrial Development/Pollution Control	8.4
Multi-Family Housing	6.6

Summary of Investments by State/Country Classification as of 11/30/08 (Unaudited)

Florida	14.5%
Illinois	8.9
California	8.1
Texas	6.0
Pennsylvania	5.2
Arizona	4.9
Minnesota	4.2
Massachusetts	3.8
New York	3.8
Michigan	3.7
Colorado	3.7
Ohio	3.2
Missouri	2.6
New Jersey	2.5
Tennessee	2.4
Maryland	2.3
Wisconsin	2.2
Virginia	2.2
Nevada	2.0
Alabama	1.6
South Carolina	1.6
Georgia	1.5
District of Columbia	1.4
North Carolina	1.3
Louisiana	1.1
Washington	1.0
Indiana	1.0
Oklahoma	0.9
Iowa	0.8
Oregon	0.8
Mississippi	0.8
(continued on next page)

Summary of Investments by State/Country Classification as of 11/30/08 (Unaudited)
(continued from previous page)

Hawaii	0.7
South Dakota	0.7
New Hampshire	0.7
West Virginia	0.6
New Mexico	0.6
Connecticut	0.6
Kansas	0.4
Utah	0.4
North Dakota	0.4
Vermont	0.3
Alaska	0.3
Idaho	0.3
Maine	0.2
Puerto Rico	0.1
Wyoming	0.1
Delaware	0.1
Rhode Island	0.1

Total Investments	106.6
Liability for Floating Rate Note Obligations	(8.1)

Total Net Investments	98.5
Other Assets in Excess of Liabilities	1.5

Net Assets	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and sectors are as a percentage of total long-term investments. Summary of investments by state classification are as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/1/08 - 11/30/08.

Actual Expense
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	6/01/08	11/30/08	6/1/08-11/30/08

Class A
Actual	$1,000.00	$825.60	$5.57
Hypothetical	1,000.00	1,018.90	6.16
(5% annual return before expenses)
Class B
Actual	1,000.00	822.28	8.97
Hypothetical	1,000.00	1,015.15	9.92
(5% annual return before expenses)
Class C
Actual	1,000.00	822.11	8.97
Hypothetical	1,000.00	1,015.15	9.92
(5% annual return before expenses)
Class I
Actual	1,000.00	826.30	4.57
Hypothetical	1,000.00	1,020.00	5.05
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.22%, 1.97%, 1.97% and 1.00% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	6/1/08	11/30/08	6/1/08-11/30/08

Class A
Actual	$1,000.00	$825.60	$3.97
Hypothetical	1,000.00	1,020.65	4.39
(5% annual return before expenses)
Class B
Actual	1,000.00	822.28	7.38
Hypothetical	1,000.00	1,016.90	8.17
(5% annual return before expenses)
Class C
Actual	1,000.00	822.11	7.38
Hypothetical	1,000.00	1,016.90	8.17
(5% annual return before expenses)
Class I
Actual	1,000.00	826.30	2.92
Hypothetical	1,000.00	1,021.80	3.23
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87%, 1.62%, 1.62% and 0.64% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 106.6% Alabama 1.6%
$1,000	Alabama Spl Care Fac Fin Auth Methodist Home for the Aging (Prerefunded @ 6/01/09)	6.300%	06/01/24	$1,024,690
4,500	Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City Fiber Co (AMT)	6.450	12/01/23	3,430,170
8,055	Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City Fiber Co (GTY AGMT: Boise Cascade Corp) (AMT)	6.450	12/01/23	6,140,004
3,500	Alexander City, AL Spl Care Fac Fin Auth Med Fac Rev Russell Hosp Corp, Ser A	5.750	12/01/36	2,442,895
3,000	Butler, AL Indl Dev Brd Solid GA PAC Corp Proj Rfdg (AMT)	5.750	09/01/28	1,871,310
4,000	Colbert Cnty Northwest Auth Hlthcare Fac	5.750	06/01/27	3,136,760
3,280	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (AMT)	5.800	05/01/22	2,318,206
7,000	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj, Ser B (AMT)	6.250	08/01/25	4,878,720
1,235	Courtland, AL Indl Dev Brd Solid Waste Disp Champion Intl Corp Proj Rfdg (AMT)	6.000	08/01/29	870,835
10,475	Cullman, AL Cullman Med Pk South Med Clinic Brd Rev Cullman Regl Med Ctr, Ser A	6.500	02/15/23	9,141,323
3,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Vlg Proj, Ser A	6.875	01/01/43	2,321,490
4,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.125	12/01/26	4,863,080
7,500	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.250	12/01/32	9,152,775
9,385	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Vlg Proj	5.500	01/01/43	5,763,235
1,250	Phenix Cnty, AL Environmental Impt Rev Rfdg (AMT)	6.350	05/15/35	915,275

				58,270,768

	Alaska 0.3%
830	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.800	01/01/18	663,701
3,545	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.875	01/01/32	2,433,785

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Alaska (Continued)
$2,000	Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport (AMT) (Acquired 5/17/01, Cost $2,000,451) (a)	8.125%	05/01/31	$1,772,160
7,055	Juneau, AK City & Borough Rev Saint Ann’s Care Ctr Proj	6.875	12/01/25	5,609,783
31,900	Northern Tob Sec Corp AK Tob Settlement Rev Cap Apprec First Sub, Ser B	*	06/01/46	698,929
20,860	Northern Tob Sec Corp AK Tob Settlement Rev Cap Apprec Second Sub, Ser C	*	06/01/46	396,340

				11,574,698

	Arizona 4.9%
5,000	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.500	11/15/23	5,883,050
9,000	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.750	11/15/33	11,044,890
3,000	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.125	12/01/24	2,450,310
6,850	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.250	12/01/19	6,034,165
9,250	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.625	12/01/29	7,578,987
2,700	Cochise Cnty, AZ Indl Dev Auth Sierra Vista Regl Hlth Ctr Proj	7.750	12/01/30	2,478,654
1,475	Coconino Cnty, AZ Pollutn Ctl Corp Tucson Elec Pwr Navajo Ser A (AMT)	7.125	10/01/32	1,175,133
5,805	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj (Prerefunded @ 3/01/13)	7.500	03/01/35	7,010,234
11,780	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj Rfdg	5.700	07/01/42	7,263,666
8,200	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.375	08/15/29	6,353,770
3,500	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.500	08/15/31	2,715,370
3,500	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (b)	5.000	07/01/22	3,409,000
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (b)	5.000	07/01/24	4,780,700
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (b)	5.000	07/01/26	4,709,575
28,000	Phoenix, AZ Civic Impt Corp Excise Tax Rev Civ Plaza, Ser A (FGIC Insd) (b)	5.000	07/01/41	25,378,920
2,905	Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur Charter Sch Proj	7.750	08/01/33	2,545,652
4,385	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Acclaim Charter Sch Proj	5.800	12/01/36	2,999,121

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (Continued)
$4,225	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Premier & Air Co	7.000%	09/01/35	$2,894,505
3,030	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Dist	7.500	11/01/33	2,399,093
1,000	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Proj	6.750	11/01/33	721,960
3,840	Pima Cnty, AZ Indl Dev Auth Fac Choice Ed & Dev Corp Proj	6.375	06/01/36	2,862,144
4,345	Pima Cnty, AZ Indl Dev Auth Fac Desert Heights Charter Sch	7.500	08/01/33	3,761,553
3,500	Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch Proj	7.500	02/01/34	2,700,565
6,000	Pima Cnty, AZ Indl Dev Auth Lease Rev Constellation Sch Proj	7.000	01/01/38	4,691,400
6,750	Pima Cnty, AZ Indl Dev Auth Rev La Posada at Pk Ctr, Ser A	7.000	05/15/27	5,823,023
7,000	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT)	7.500	12/01/38	5,637,240
5,500	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT) (Acquired 12/15/06, Cost $5,500,000) (a)	5.750	12/01/32	3,575,605
855	Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev, Ser A	6.500	12/01/12	760,052
1,000	Sundance Cmnty Fac Dist AZ (Acquired 9/17/04, Cost $1,000,000) (d)	6.250	07/15/29	802,770
3,049	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 2 (Acquired 4/29/03, Cost $3,264,000) (d)	7.125	07/01/27	2,672,662
703	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 3	6.500	07/01/29	562,435
2,965	Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living, Ser A (AMT)	6.500	07/01/31	1,845,238
22,000	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	15,179,340
5,915	Verrado Cmnty Fac Dist No 1 AZ	5.350	07/15/31	4,241,587
7,600	Verrado Cmnty Fac Dist No 1 AZ	6.500	07/15/27	6,606,756
4,000	Vistancia Cmnty Fac Dist AZ	6.750	07/15/22	3,754,240
4,000	Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev Yavapai Regl Med Ctr, Ser A	6.000	08/01/33	3,065,440

				178,368,805

	California 8.1%
1,000	Abag Fin Auth For Nonprofit Corp CA Amern Baptist Homes Rfdg, Ser A	5.850	10/01/27	807,410
3,200	Abag Fin Auth For Nonprofit Corp CA Amern Baptist Homes Rfdg, Ser A	6.200	10/01/27	2,706,496

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$3,950	Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty Fac Dist No 2002-1 (LOC: American Express Co)	6.500%	09/01/33	$3,177,538
1,295	Alvord, CA Uni Sch Dist Cmnty Fac Dist Spl Tax, Ser A	5.000	09/01/36	811,175
1,580	Alvord, CA Uni Sch Dist Cmnty Fac Dist Spl Tax, Ser B	5.000	09/01/36	983,392
4,935	Beaumont, CA Fin Auth Loc Agy Rev, Ser A (Prerefunded @ 9/01/13)	7.000	09/01/33	6,011,620
1,875	Beaumont, CA Fin Auth Loc Agy, Ser D	5.800	09/01/35	1,329,131
3,000	Blythe, CA Redev Agy Proj	5.750	05/01/34	2,142,510
5,000	California Cnty, CA Tob Sec Agy Tob LA Cnty (e)	0.000/5.450	06/01/28	2,765,650
5,000	California Cnty, CA Tob Sec Agy Tob LA Cnty (e)	0.000/5.600	06/01/36	2,566,400
5,950	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser B	*	06/01/46	125,842
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser C	*	06/01/55	150,200
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser D	*	06/01/55	120,400
14,935	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (b)	5.450	08/01/28	12,850,895
670	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (d)	6.000	07/01/38	496,135
2,415	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (d)	6.125	07/01/48	1,766,017
2,860	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (d)	6.125	07/01/38	2,132,273
2,000	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (d)	6.125	07/01/43	1,464,740
3,840	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (d)	6.125	07/01/48	2,775,514
150	California St (Prerefunded @ 9/01/10)	5.250	09/01/26	159,607
4,000	California Statewide Cmnty CA Baptist Univ, Ser A	5.500	11/01/38	2,463,560
3,000	California Statewide Cmnty Dev Auth Rev CA Statewide Inland Regl Ctr Proj	5.375	12/01/37	2,175,240
7,295	California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth, Ser A	5.000	07/01/39	4,317,983
4,000	California Statewide Cmnty Dev Auth Rev Elder Care Alliance, Ser A (Prerefunded @ 11/15/12)	8.000	11/15/22	4,877,320
7,300	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (d)	5.125	04/01/37	4,776,828

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,000	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.500%	10/01/23	$1,610,580
2,500	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.625	10/01/33	1,858,900
5,215	California Statewide Cmnty Dev Auth Rev Thomas Jefferson Sch of Law (Prerefunded @ 10/01/11)	7.750	10/01/31	5,950,054
4,500	California Statewide Cmnty Dev Auth San Francisco Art Inst (Acquired 7/05/02, Cost $4,500,000) (a)	7.375	04/01/32	3,762,450
6,185	California Statewide Cmnty Dev Auth Spl Tax Cmnty Fac Dist 2007 1 Orinda	6.000	09/01/37	4,477,631
3,220	California Statewide Cmnty Hosp Napa Vly Proj, Ser A	7.000	01/01/34	2,600,086
3,000	California Statewide Cmnty Dev Auth Chf Irvine LLC UCI East Campus	6.000	05/15/40	2,377,140
3,220	California Statewide Cmntys Dev Auth Rev Lancer Ed Student Hsg Proj	5.625	06/01/33	1,962,687
9,750	California Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law, Ser A	7.250	10/01/38	7,859,767
6,300	California Statewide Cmntys Dev Auth Statewide Cmnty, Ser A	6.625	09/02/38	4,966,290
2,615	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.100	09/01/28	2,057,273
3,730	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.200	09/01/38	2,806,452
1,360	Chino, CA Fac Dist No 3 Impt Area 1	5.750	09/01/34	948,505
2,850	Contra Costa Cnty, CA Multi-Family Hsg Rev, Ser C (AMT) (Acquired 6/08/99, Cost $2,850,000) (a)	6.750	12/01/30	2,384,167
1,500	Corona Norco, CA Uni Sch Dist, Ser A	5.700	09/01/29	1,098,165
2,950	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Common	6.750	09/01/28	2,352,891
3,610	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Common	6.875	09/01/38	2,806,089
1,835	Fontana, CA Spl Tax Cmnty Fac Dist No 11, Ser B	6.500	09/01/28	1,514,242
3,695	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	5.850	09/01/25	2,884,280
3,000	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	6.000	09/01/34	2,229,180
24,300	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd, Ser A-1	5.750	06/01/47	15,320,664
14,700	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.125	06/01/47	8,309,028

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$17,880	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced Asset Bkd, Ser A (BHAC Insd) (b)	5.000%	06/01/45	$15,268,090
1,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	5.850	06/01/28	754,680
3,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	6.000	06/01/33	2,231,100
1,500	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.375	08/15/33	1,774,305
970	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.500	08/15/34	1,089,019
1,000	Irvine, CA Impt Bd Act 1915 Assmt Dist No 00 18 Grp 4	5.375	09/02/26	749,750
1,500	Irvine, CA Impt Bd Act 1915 Assmt Dist No 03 19 Grp 2	5.500	09/02/29	1,090,200
4,000	Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac Dist No 4, Ser A	5.700	09/01/34	2,783,400
4,500	La Verne, CA Ctf Partn Brethren Hillcrest Home, Ser B	6.625	02/15/25	3,677,265
655	Los Angeles, CA Cmnty Fac Dist Spl Tax No 3 Cascades Business Pk	6.400	09/01/22	570,243
6,240	Millbrae, CA Residential Fac Rev Magnolia of Millbrae Proj, Ser A (AMT)	7.375	09/01/27	5,340,629
5,515	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	6.500	03/01/28	4,421,651
2,000	Murrieta, CA Cmnty Fac Dist No 2 Oaks Impt Area, Ser B	6.000	09/01/34	1,464,960
3,645	Norco, CA Spl Tax Cmnty Fac Dist No 01-1 (Prerefunded @ 9/01/12)	6.750	09/01/22	4,312,618
955	Oakley, CA Pub Fin Auth Rev	6.000	09/02/28	740,593
955	Oakley, CA Pub Fin Auth Rev	6.000	09/02/34	705,697
4,000	Perris, CA Cmnty Fac Dist Spl Tax No 01-2, Ser A	6.375	09/01/32	3,142,760
1,765	Perris, CA Pub Fin Auth Loc Agy Rev, Ser D	7.875	09/01/25	1,675,003
5,500	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	4,303,695
1,845	Riverside, CA Uni Sch Dist Tax Cmnty Fac Dist 15 Impt Area 1	5.600	09/01/34	1,273,696
2,500	Roseville, CA Spl Tax Fountain Cmnty Fac Dist No 1	6.125	09/01/38	1,764,900
10,275	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (b)	5.000	08/15/25	9,749,639

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (b)	5.000%	08/15/26	$4,702,775
5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (b)	5.000	08/15/27	4,632,650
2,000	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.600	09/01/27	1,719,840
2,630	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.650	09/01/32	2,176,378
8,123	San Jose, CA Multi-Family Hsg Rev Helzer Courts Apt Proj, Ser A (AMT)	6.400	12/01/41	6,052,122
1,000	San Marcos, CA Pub Fac Auth Spl Tax Rev, Ser A	5.650	09/01/36	696,000
13,300	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/36	884,583
10,750	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/41	430,108
21,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/47	463,890
52,500	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser C	*	06/01/56	354,900
17,500	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser D	*	06/01/56	94,500
10,610	Sweetwater, CA Un High Sch Dist Election 2000, Ser C (FSA Insd) (b)	5.000	08/01/29	9,983,904
4,000	Temecula, CA Pub Fin Auth Spl Tax Roripaugh Cmnty Fac Dist 03 2	5.500	09/01/36	2,348,480
10,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A1	5.500	06/01/45	5,996,000
15,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A1	5.000	06/01/37	8,727,450
23,190	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A1	5.125	06/01/46	12,979,675
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,177,360
1,000	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	5.900	09/01/24	773,830
1,500	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	6.000	09/01/34	1,084,380
7,115	Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg	6.250	10/01/28	5,488,369
3,575	Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist, Ser A	5.800	09/01/31	2,583,152
3,970	Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake	6.250	09/01/34	3,053,327

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,060	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B	6.000%	09/01/31	$757,677
1,880	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B	6.000	09/01/39	1,294,530

				293,430,170

	Colorado 3.7%
2,175	Antelope Heights Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/23	2,701,132
1,235	Arvada, CO Multi-Family Rev Hsg Arvada Nightingale Proj Rfdg (AMT) (Acquired 4/16/99, Cost $1,235,000) (a)	6.250	12/01/18	1,122,417
1,060	Beacon Pt Metro Dist CO, Ser A	6.125	12/01/25	749,028
1,005	Beacon Pt Metro Dist CO, Ser A	6.250	12/01/35	666,727
1,830	Bradburn Metro Dist No 3 CO	7.500	12/01/33	1,436,257
1,835	Briargate Ctr Business Impt Dist CO, Ser A	7.450	12/01/32	1,545,419
3,500	Bromley Pk Metro Dist CO No 2 (Prerefunded @ 12/01/12)	8.050	12/01/32	4,269,370
2,000	Bromley Pk Metro Dist CO No 2, Ser B (Prerefunded @ 12/01/12)	8.050	12/01/32	2,439,640
4,495	Broomfield Vlg Metro Dist No 2 CO Impt Rfdg	6.250	12/01/32	3,099,302
4,835	Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy (Prerefunded @ 6/01/11)	7.375	06/01/31	5,415,248
2,500	Colorado Ed & Cultural Fac Auth Rev Charter Sch Platte Academy, Ser A (Prerefunded @ 3/01/10)	7.250	03/01/32	2,672,350
1,005	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.000	11/01/23	926,851
810	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.125	11/01/28	722,828
1,955	Colorado Ed & Cultural Fac Montessori Sch of Denver Proj	7.500	06/01/22	1,939,458
2,575	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	1,553,188
5,300	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	2,935,723
3,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900	08/01/37	2,008,290
2,000	Colorado Hlth Fac Auth Rev Christian Living Cmnty Proj A	5.750	01/01/37	1,220,060
8,500	Colorado Hlth Fac Auth Rev Hosp Vly View Assn Proj	5.250	05/15/42	5,452,155

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (Continued)
$125	Colorado Hsg Fin Auth Single Family Pgm Sr B2 (AMT)	6.800%	04/01/30	$128,195
4,200	Confluence Metro Dist, CO Tax Supported Rev	5.450	12/01/34	2,689,092
5,250	Copperleaf Met Dist No 2 CO	5.950	12/01/36	3,270,172
3,080	Cross Creek Met Dist No 2 CO Ltd Tax Rfdg	6.125	12/01/37	1,961,775
1,385	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.000	05/01/21	1,222,512
990	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.125	05/01/31	844,084
2,930	Eagle Riverview Affordable Hsg Corp CO Multi-Family Rev, Ser A	6.300	07/01/29	2,428,618
3,000	Elbert & Hwy 86 Comml Metro Dist Pub Impt Fee Rev	7.500	12/01/32	2,406,960
3,000	Elk Valley, CO Pub Impt Pub Impt Fee, Ser A	7.350	09/01/31	2,522,550
5,300	Fronterra Vlg Metro Dist CO (Prerefunded @ 12/01/11)	8.050	12/01/31	6,226,175
1,150	High Plains Metro Dist CO, Ser A	6.125	12/01/25	794,455
1,750	High Plains Metro Dist CO, Ser A	6.250	12/01/35	1,143,625
3,280	La Plata Cnty, CO Rec Fac Rev Durango Mtn Resort Proj Rfdg, Ser A	6.875	02/01/12	3,052,204
3,605	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (AMT) (f) (g)	7.000	10/01/18	1,917,139
135	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser B (g)	6.125	10/01/08	81,000
10,275	Lake Creek Affordable Hsg Corp Hsg Proj Rfdg, Ser A	6.250	12/01/23	9,016,415
5,000	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.125	12/01/30	4,074,050
3,885	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	3,087,992
4,935	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg	5.900	10/01/37	3,319,577
6,200	Montrose Cnty, CO Hlthcare Fac Rev Homestead at Montrose, Ser A	7.000	02/01/38	4,409,688
4,185	Montrose, CO Mem Hosp Brd	6.000	12/01/28	3,481,460
3,000	Montrose, CO Mem Hosp Brd	6.000	12/01/33	2,405,670
1,000	Neu Towne, CO Metro Dist (h)	7.250/1.800	12/01/34	390,000
2,745	North Range Metro Dist No 1 CO Ltd Tax (Prerefunded @ 12/15/11) (Acquired 12/07/01, Cost $2,665,506) (a)	7.250	12/15/31	3,094,631
1,830	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/27	1,293,023
1,200	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/37	754,776
6,450	Northwest, CO Metro Dist No 3 Ltd Tax	6.250	12/01/35	4,278,995

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (Continued)
$6,330	Rampart Range Metro Dist No 1 Co Rev Rampart Range Metro Dist No 2 Proj (Prerefunded @ 12/01/11)	7.750%	12/01/26	$7,202,021
1,790	Rendezvous Residential Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/21	2,128,042
1,000	Serenity Ridge, CO Metro Dist No 2 (h)	7.500/3.750	12/01/34	530,000
48	Skyland Metro Dist CO Gunnison Cnty Rfdg	6.750	12/01/22	41,815
605	Snowmass Vlg, CO Multi-Family Hsg Rev Rfdg, Ser A	8.000	09/01/14	588,387
2,000	Southlands, CO Med Dist Metro Dist No 1 (Prerefunded @ 12/01/14)	7.125	12/01/34	2,439,180
2,500	Tallgrass Metro Dist CO Rfdg & Impt	5.250	12/01/37	1,526,550
637	Tallyns Reach Metro Dist No 2	6.375	12/01/23	529,277
925	Tallyns Reach Metro Dist No 3	6.625	12/01/23	788,128
1,000	Tallyns Reach Metro Dist No 3	6.750	12/01/33	796,160
4,650	Vista Ridge Metro Dist CO (Prerefunded @ 6/01/09)	7.500	12/01/31	4,789,919

				134,529,755

	Connecticut 0.6%
3,405	Connecticut St Dev Auth First Mtg Gross Rev Hlthcare Proj The Elm Pk Baptist Inc Proj	5.850	12/01/33	2,545,885
1,500	Connecticut St Dev Auth Indl Afco Cargo Bldg LLC Proj (AMT)	8.000	04/01/30	1,352,640
3,660	Connecticut St Hlth & Ed Fac Auth Rev Saint Mary’s Hosp Issue, Ser E	5.875	07/01/22	2,840,343
4,475	Georgetown Spl Taxing Dist Ser A (Acquired 11/16/06, Cost $4,475,000) (a)	5.125	10/01/36	2,618,233
1,470	Greenwich, CT Hsg Auth Multi-Family Rev Hsg Greenwich Close, Ser B	7.500	09/01/27	1,353,635
960	Manchester, CT Redev Agy Multi-Family Mtg Rev Bennet Hsg Dev Rfdg (Acquired 9/05/96, Cost $885,288) (a)	7.200	12/01/18	942,278
9,250	Mashantucket Westn Pequot Tribe, Ser A (d)	5.500	09/01/36	5,976,240
2,507	New Britain, CT Hsg Auth Multi-Family Rev Hsg Franklin Square Manor Proj (AMT)	7.000	07/01/21	2,369,742
280	New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal Energies (AMT)	7.250	07/01/09	279,423

				20,278,419

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Delaware 0.1%
$3,870	Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms Sr Assoc Proj (AMT)	6.250%	06/01/28	$3,015,543

	District of Columbia 1.4%
1,545	District of Columbia Rev Methodist Home Issue	6.000	01/01/29	1,134,076
4,935	District of Columbia Tob Settlement Fin Corp	6.500	05/15/33	3,573,187
13,940	District of Columbia Tob Settlement Fin Corp, Ser A	*	06/15/46	304,310
17,500	District of Columbia Tob Settlement Fin Corp, Ser B	*	06/15/46	308,525
67,660	District of Columbia Tob Settlement Fin Corp, Ser C	*	06/15/55	405,960
61,695	Metropolitan Washington DC Arpt Auth Sys, Ser B (FSA Insd) (b)	5.000	10/01/36	44,582,041

				50,308,099

	Florida 14.5%
3,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	2,031,540
10,500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	6,891,045
6,180	Anthem Pk Cmnty Dev Dist FL Cap Impt Rev	5.800	05/01/36	3,791,245
7,395	Bartram Pk Cmnty Dev Dist FL Assmt	5.400	05/01/37	4,237,631
9,215	Beacon Lakes, FL Cmnty Dev, Ser A	6.900	05/01/35	6,857,066
3,075	Beeline Cmnty Dev Dist FL Spl Assmt, Ser A	7.000	05/01/37	2,341,243
960	Bellalago Ed Fac Benefits, Ser B	5.800	05/01/34	705,360
1,925	Bluewaters Cmnty Dev Dist of FL	6.000	05/01/35	1,449,525
1,725	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $1,683,312) (a)	5.800	10/01/26	1,199,789
2,355	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $2,322,195) (a)	5.900	10/01/36	1,576,437
3,000	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.375	05/01/34	2,509,350
5,000	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.500	05/01/34	4,244,150
9,900	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	7,556,175
1,440	Brighton Lakes Cmnty Dev Dist, Ser A	6.125	05/01/35	1,103,443

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$7,555	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (FSA Insd) (b)	5.000%	09/01/24	$7,174,984
7,910	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (FSA Insd) (b)	5.000	09/01/25	7,463,441
5,000	Buckeye Pk Cmnty Dev Dist FL Cap Impt Rev, Ser A	7.875	05/01/38	4,147,500
3,500	Capital Reg Cmnty Dev Dist FL Rev Cap Impt, Ser A	7.000	05/01/39	2,767,870
3,500	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	2,523,395
2,500	Capital Tr Agy FL Rev Sub Orlando Proj (AMT)	6.750	01/01/32	1,996,025
3,315	Championsgate Cmnty Dev Dist, Ser A	6.250	05/01/20	2,824,745
2,155	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.250	08/15/23	1,988,225
2,500	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.375	08/15/32	2,171,525
8,480	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.000	05/01/38	5,457,982
1,210	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.125	05/01/36	799,181
2,825	Connerton West Cmnty Dev Dist FL Cap Impt Rev, Ser B	5.125	05/01/16	2,237,880
5,035	Connerton West Cmnty Dev FL, Ser A	5.375	05/01/37	3,078,349
2,000	Connerton West Cmnty Dev FL, Ser A	5.950	05/01/36	1,374,940
1,500	Cross Creek Cmnty Dev Dist FL Spl Assmt Rev, Ser A	5.600	05/01/39	837,150
2,485	Cross Creek Cmnty Dev Dist FL Spl Assmt Rev, Ser B	5.500	05/01/17	1,419,333
4,325	Cutler Cay, FL Cmnty Dev Dist	6.125	05/01/24	3,571,715
4,880	Cutler Cay, FL Cmnty Dev Dist	6.300	05/01/34	3,852,418
2,860	Double Brn Cmnty Dev Dist FL Spl Assmt, Ser A	6.700	05/01/34	2,371,684
9,250	Escambia Cnty, FL Environmental, Ser A (AMT)	5.750	11/01/27	5,868,755
10,000	Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt Rev, Ser A (Acquired 5/28/03, Cost $9,965,746) (a)	6.375	05/01/35	6,974,800
11,640	Florida Hsg Fin Corp Multi-Family Hsg Whistlers Cove Apt Proj (AMT)	6.500	01/01/39	7,655,628
7,575	Florida Hsg Fin Corp Multi-Family Mtg Cutler Glen & Meadows, Ser U	6.500	10/01/33	7,556,062
4,660	Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt, Ser C (AMT)	6.610	07/01/38	3,669,237

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$8,990	Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt, Ser G (AMT)	6.600%	07/01/38	$7,015,526
11,335	Florida Hsg Fin Corp Rev Hsg Westbrook Apt, Ser U (AMT)	6.450	01/01/39	9,192,232
5,680	Florida Hsg Fin Corp Rev Hsg Westchase Apt, Ser B (AMT)	6.610	07/01/38	4,207,914
2,480	Fontainbleau Lakes, FL Cmnty Dev Dist, Ser A	6.000	05/01/38	1,532,318
3,110	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser A-2	5.250	05/01/39	1,721,727
4,900	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B	5.100	05/01/14	3,671,521
1,965	Greyhawk Landing Cmnty Dev Dist FL Spl Assmt Rev, Ser A	7.000	05/01/33	1,694,734
8,000	Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg, Ser A	5.375	06/01/46	5,288,560
220	Heritage Hbr Cmnty Dev Dist FL Rev Rec	7.750	05/01/23	184,125
1,950	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	1,094,125
3,500	Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj, Ser A (AMT)	7.375	07/01/40	3,089,730
10,500	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac Univ Cmnty Hosp, Ser A	5.625	08/15/29	8,104,320
8,450	Hillsborough Cnty, FL Indl Dev Tampa Electric Co Proj	5.500	10/01/23	6,863,259
1,780	Islands at Doral FL (Prerefunded @ 5/01/13)	6.375	05/01/35	2,008,783
2,885	Islands at Doral III Cmnty 2004, Ser A	5.900	05/01/35	1,717,873
9,800	Jacksonville, FL Econ Dev Commn Hlthcare Fac Rev FL Proton Therapy Inst Rfdg (Acquired 8/09/07 and 9/10/08, Cost $9,790,780) (a)	6.250	09/01/27	7,615,874
3,190	Kendall Breeze Cmnty Dev Dist	6.625	11/01/33	3,671,499
2,180	Kendall Breeze Cmnty Dev Dist	6.700	11/01/23	2,449,383
4,910	Keys Cove Cmnty Dev Dist FL Assmt Rev	5.875	05/01/35	3,632,074
2,250	Lakeland, FL Retirement Cmnty 1st Mtg Carpenters Acc Inv Rfdg (Acquired 4/25/08, Cost $2,250,000) (a)	6.375	01/01/43	1,661,715
725	Lakeland, FL Retirement Cmnty 1st Mtg Carpenters Acc Inv Rfdg (Acquired 4/25/08, Cost $722,980) (a)	6.250	01/01/28	558,438
5,775	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B	5.200	05/01/15	4,152,745

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$9,320	Landmark at Doral Cmnty Dev, Ser A	5.500%	05/01/38	$4,627,007
3,150	Lee Cnty, FL Indl Dev Auth Hlthcare Cypress Cove Hlthpk, Ser A	6.375	10/01/25	2,500,123
6,000	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove Hlthpk, Ser A	6.750	10/01/32	4,813,140
3,810	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Shell PT/Alliance Oblig Group	5.125	11/15/36	2,384,869
3,500	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.250	06/15/27	2,309,055
3,500	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375	06/15/37	2,127,160
5,550	Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall Rfdg, Ser A	6.750	09/01/28	4,269,504
2,800	Marshall Creek Cmnty Dev Dist FL Spl Assmt, Ser A	7.650	05/01/32	2,619,904
105	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj	5.375	11/15/18	80,711
3,605	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj	5.375	11/15/28	2,372,126
5,000	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 4/26/04, Cost $4,823,445) (a)	6.750	11/15/29	3,918,850
7,300	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 9/09/08, Cost $7,285,400) (a)	6.750	11/15/21	6,133,606
1,385	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.125	11/15/11	1,311,179
1,000	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.700	11/15/19	843,030
3,465	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.800	11/15/31	2,697,884
6,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Airport, Ser A (AGL Insd) (AMT) (b)	5.250	10/01/33	4,715,520
2,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Airport, Ser A (AGL Insd) (AMT) (b)	5.500	10/01/24	2,145,300
3,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Airport, Ser A (AGL Insd) (AMT) (b)	5.500	10/01/25	2,541,645
10,645	Miami-Dade Cnty, FL Bldg Better Cmnty Prog, Ser A (AGL Insd) (b)	5.000	07/01/30	9,875,313
7,690	Miami-Dade Cnty, FL Bldg Better Cmnty Prog, Ser A (AGL Insd)	5.000	07/01/38	6,934,304
5,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd) (b)	5.250	05/01/26	4,732,250
10,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd) (b)	5.250	05/01/27	9,392,900

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$4,480	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.250%	05/01/37	$2,926,426
6,445	Midtown Miami, FL Cmnty Dev, Ser B	6.500	05/01/37	4,361,976
3,820	Miromar Lakes Cmnty Dev Dist Rfdg, Ser B	7.250	05/01/12	3,623,576
1,575	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.250	08/15/13	1,455,646
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.750	08/15/18	2,555,070
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	6.750	08/15/25	2,453,880
275	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	299,046
1,248	North Springs, FL Impt Dist Spl Assmt Rev	7.000	05/01/19	1,201,138
2,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.000	08/01/32	1,958,025
2,150	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.500	08/01/24	1,877,358
4,230	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 2A	6.400	08/01/33	3,381,970
1,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 43 (Prerefunded @ 8/01/11)	6.125	08/01/31	1,666,020
3,915	Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare, Ser E	6.000	10/01/26	3,606,929
85	Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare, Ser E (Prerefunded @ 10/01/09)	6.000	10/01/26	89,184
5,000	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	3,161,850
1,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.375	11/15/20	1,092,960
2,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.500	11/15/30	2,190,720
2,000	Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care	6.600	04/01/24	1,669,680
470	Orange Cnty, FL Hlth Fac Auth Westminster Cmnty Care	6.500	04/01/12	456,069
2,035	Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace Apt Proj, Ser C	7.000	04/01/28	2,072,302

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$3,975	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Governors Manor Apt F-4	7.250%	10/01/31	$3,591,095
825	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Davis Apt Proj F-1	7.250	10/01/31	745,321
220	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase I Proj F-2	7.250	10/01/31	198,752
825	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase II Proj F-3	7.250	10/01/31	745,321
340	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Mellonville Trace Apt F-5	7.250	10/01/31	307,163
2,535	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, 11/24/99, and 3/31/00, Cost $2,550,979) (a) (i)	7.000	10/01/25	2,604,839
1,430	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, Cost $1,430,000) (a) (i)	7.000	10/01/15	1,491,933
960	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A	6.125	05/01/35	623,904
9,475	Palm Beach Cnty, FL Hsg Fin Auth Multi-Family Hsg Lake Delray Apt Proj, Ser A (AMT)	6.400	01/01/31	7,562,945
1,810	Parklands Lee Cmnty Dev Dist FL Spl Assmt, Ser A	5.800	05/01/35	1,061,601
3,775	Parklands West Cmnty Dev Dist Spl Assmt, Ser A	6.900	05/01/32	2,967,981
1,155	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL	6.700	11/01/23	1,036,982
1,720	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL	6.750	11/01/33	1,437,060
15,050	Pier Pk, FL Cmnty Dev Dist, Ser 1	7.150	05/01/34	12,253,259
2,805	Pine Air Lakes Cmnty Dev Dist FL Spl Assmt Rev	7.250	05/01/33	2,465,651
2,385	Pine Is Cmnty Dev Dist FL Spl Assmt	5.750	05/01/35	1,603,316
1,705	Pine Ridge Plantation Cmnty, Ser A	5.400	05/01/37	952,362
7,450	Pinellas Cnty, FL Ed Fac Auth Clearwater Christian College, Ser A (Acquired 9/05/01, Cost $7,116,776) (a)	7.250	09/01/31	6,359,767
5,680	Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwtr Proj	6.250	06/01/34	4,818,685

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$1,825	Poinciana Cmnty Dev Dist FL Spl Assmt, Ser A	7.125%	05/01/31	$1,718,219
950	Poinciana West Cmnty Dev Dist	5.875	05/01/22	797,668
1,500	Poinciana West Cmnty Dev Dist FL Spl Assmt	6.000	05/01/37	1,154,520
6,990	Port Saint Lucie, FL Spl Assmt Rev Glassman Spl Assmt Dist, Ser C	6.750	07/01/23	6,314,277
2,480	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	1,602,254
4,880	Reunion West Cmnty Dev Dist FL Spl Assmt	6.250	05/01/36	3,281,458
3,760	Saddlebrook, FL Cmnty, Ser A	6.900	05/01/33	3,203,858
5,390	Saint John’s Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Ret, Ser A	5.625	08/01/34	3,922,896
6,000	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375	01/01/40	3,608,100
2,220	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Saint John’s Proj, Ser A (Prerefunded @ 1/01/10)	8.000	01/01/17	2,393,182
5,950	Sarasota Natl Cmnty Dev Dist FL Spl Assmt	5.300	05/01/39	3,237,931
2,830	Sausalito Bay Cmnty Dev Dist FL Spl Assmt	6.200	05/01/35	2,191,099
5,350	Seminole Tribe FL Spl Oblig Rev, Ser A (d)	5.500	10/01/24	4,184,556
2,790	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	1,812,077
4,945	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	6.400	05/01/34	3,944,874
3,500	Six Mile Creek Cmnty Dev Dist FL Cap Impt Rev	5.875	05/01/38	2,100,315
4,525	South Dade Venture Cmnty Dev	6.900	05/01/33	3,855,707
2,115	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/28	1,810,144
3,000	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/34	2,460,750
1,500	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	1,117,290
2,960	Stonebrier Cmnty Dev Dist FL	5.500	05/01/37	1,724,141
4,815	Stonegate Cmnty Dev Dist FL Spl Assmnt Rev	8.125	05/01/39	4,495,958
920	Stoneybrook West Cmnty Dev, Ser A (Prerefunded @ 5/01/10)	7.000	05/01/32	987,169
1,705	Sweetwater Creek Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.500	05/01/38	963,717

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$11,875	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj	6.375%	12/01/30	$9,812,669
1,425	Tamarac, FL Indl Dev Rev Sun Belt Precision Prods Inc (AMT)	6.500	08/01/17	1,154,364
3,000	Tampa, FL Hosp Rev Cap Impt H Lee Moffitt, Ser A	5.750	07/01/29	2,438,670
2,000	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	1,574,120
10,040	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	7,561,827
10,720	Town Ctr at Palm Coast Cmnty Dev Dist FL Cap Impt Rev	6.000	05/01/36	7,060,942
1,150	Trails at Monterey Cmnty Dev Dist FL Spl Assmt	6.500	05/01/23	1,015,013
1,715	Trails at Monterey Cmnty Dev Dist FL Spl Assmt	6.750	05/01/33	1,434,649
2,475	Treeline Presv Cmnty Dev Dist FL Spl Assmt, Ser A	6.800	05/01/39	1,736,361
1,435	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	921,686
2,253	University Square Cmnty Dev Dist FL Cap Impt Rev (Acquired 10/07/99, Cost $2,253,000) (a)	6.750	05/01/20	2,104,234
4,000	University Square Cmnty Dev Dist FL Cap Impt Rev, Ser A1	5.875	05/01/38	2,752,600
4,225	Venetian Isles, FL, Ser A	6.750	05/01/33	3,534,339
4,615	Verandah West Cmnty Dev Dist Cap Impt, Ser B	6.625	05/01/33	3,800,729
7,340	Village Cmnty Dev Dist No 8, FL Spl Assmt Rev	6.375	05/01/38	5,710,887
1,875	Vista Lakes Cmnty Dev Dist FL Cap Impt Rev, Ser A (Prerefunded @ 5/01/12)	6.750	05/01/34	2,091,113
2,645	Waterlefe Cmnty Dev Dist FL	8.125	10/01/25	381,859
7,000	West Vlg Impt Dist FL Rev	5.500	05/01/38	4,058,950
1,975	West Vlg Impt Dist FL Rev Spl Assmt Unit of Dev No 3	5.500	05/01/37	1,150,398
7,825	World Comm Cmnty Dev Dist, Ser A	6.500	05/01/36	5,059,567
1,845	World Comm Cmnty Dev Dist, Ser A1	6.250	05/01/22	1,305,135

				525,220,712

	Georgia 1.5%
5,250	Americus Sumter Cnty, GA Hosp Auth Rev South GA Methodist Rfdg, Ser A	6.375	05/15/29	4,033,102
170	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.750	12/01/14	189,953
3,000	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.900	12/01/24	3,520,710

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (Continued)
$3,385	Atlanta, GA Urban Residential Fin Auth Multi-Family Rev John Eagan Proj, Ser A (AMT)	6.750%	07/01/30	$2,820,585
1,000	Brunswick & Glynn Cnty, GA Dev GA PAC Corp Proj Rfdg (AMT)	5.550	03/01/26	624,970
5,250	Crisp Cnty, GA Dev Auth Intl Paper Co Proj Rfdg, Ser A (AMT)	6.200	02/01/20	3,966,533
2,000	Effingham Cnty, GA Dev Auth Solfort James Proj (AMT)	5.625	07/01/18	1,507,020
1,000	Fulton Cnty, GA Residential Care Canterbury Crt Proj, Ser A	6.125	02/15/26	756,610
3,440	Fulton Cnty, GA Residential Care Saint Anne’s Ter Proj Rfdg	7.625	12/01/33	3,139,860
5,450	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	6.900	07/01/19	4,260,919
4,810	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	7.000	07/01/29	3,359,977
2,500	Medical Ctr Hosp Auth GA Rev Spring Hbr Green Isl Proj Rfdg	5.250	07/01/27	1,665,025
2,930	Renaissance On Peachtree Unit Invt Tr Ctf GA Custody Ctf	6.000	10/01/25	1,958,324
1,000	Richmond Cnty, GA Dev Auth Intl Paper Co Proj Rfdg, Ser A (AMT)	6.000	02/01/25	680,850
5,000	Rockdale Cnty, GA Dev Auth Solid Waste Disp Visy Paper Inc Proj, Ser A (AMT)	6.125	01/01/34	3,603,200
920	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/24	837,991
3,650	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/34	3,200,174
20,685	Tax Exempt Grantor Tr Sr Tier, Ser A	6.000	10/01/25	14,329,534

				54,455,337

	Hawaii 0.7%
8,500	Hawaii PAC Hlth Spl Purp Rev, Ser A	5.600	07/01/33	6,617,420
4,450	Hawaii St Dept Budget & Fin Kahala Nui Proj, Ser A	7.875	11/15/23	4,285,706
5,300	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.400	11/15/17	5,131,460
2,500	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	8.000	11/15/33	2,316,750
5,000	Kuakini, HI Hlth Sys Spl Purp Rev, Ser A	6.300	07/01/22	4,543,100
5,000	Kuakini, HI Hlth Sys Spl Purp Rev, Ser A	6.375	07/01/32	4,219,850

				27,114,286

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho 0.3%
$5,350	Gooding Cnty, ID Indl Dev Corp Solid Waste Disp Rev Intrepid Technology & Res Proj (AMT) (Acquired 11/03/06, Cost $5,356,668) (a) (h)	7.500/3.750%	11/01/24	$1,845,750
5,850	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg	6.125	11/15/37	4,062,766
4,090	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg, Ser A (Prerefunded @ 11/15/09)	7.875	11/15/29	4,406,321

				10,314,837

	Illinois 8.9%
3,822	Antioch Vlg, IL Spl Svc Area No 1 Spl Tax Deercrest Proj	6.625	03/01/33	2,879,571
5,657	Antioch Vlg, IL Spl Svc Area No 2 Spl Tax Clublands Proj	6.625	03/01/33	4,052,788
2,510	Aurora, IL Tax Increment Rev East River Area Tif No. 6, Ser A	6.750	12/30/27	2,065,881
4,265	Aurora, IL Tax Increment Rev River City Tif No. 3, Ser B	6.500	12/30/23	3,554,750
4,432	Bolingbrook, IL Spl Svc Area No 01-1 (Prerefunded @ 7/01/11)	7.375	07/01/31	4,995,795
3,923	Bolingbrook, IL Spl Svc Area No 3 Spl Tax Lakewood Ridge Proj (Prerefunded @ 3/01/11)	7.050	03/01/31	4,341,545
4,000	Bradley, IL Rev Tax Increment Bradley Common	6.100	01/01/27	3,091,800
129	Cary, IL Spl Tax Spl Svc Area No 1 Cambridge, Ser A (j)	7.500	03/01/10	134,630
872	Cary, IL Spl Tax Svc Area No 1 Cambridge, Ser A (Prerefunded @ 3/01/10)	7.625	03/01/30	948,387
10,000	Chicago, IL Brd Ed Dedicated, Ser B (FSA Insd) (b)	5.000	12/01/25	9,462,800
13,050	Chicago, IL Brd Ed Rfdg, Ser C (FSA Insd) (b)	5.000	12/01/32	11,910,931
1,750	Chicago, IL Increment Alloc Rev Diversey/Narragansett Proj (Acquired 8/01/06, Cost $1,868,173)	7.460	02/15/26	1,527,732
31,935	Chicago, IL Metro Wtr Reclamation Dist Gtr Chicago Unltd Tax Rfdg (b)	5.000	12/01/29	30,342,082
3,070	Chicago, IL Midway Arpt Rev, Ser B (FSA Insd)	5.000	01/01/21	3,023,367
2,915	Chicago, IL Midway Arpt Rev, Ser B (FSA Insd)	5.250	01/01/20	2,947,123
2,625	Chicago, IL Midway Arpt Rev, Ser B (FSA Insd)	5.375	01/01/18	2,719,027

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$2,765	Chicago, IL Midway Arpt Rev, Ser B (FSA Insd)	5.375%	01/01/19	$2,835,425
155	Chicago, IL Neighborhoods Alive (FGIC Insd) (Prerefunded @ 7/01/10)	6.000	01/01/28	166,737
14,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (b)	5.000	01/01/33	12,068,420
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.625	12/01/22	3,443,720
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.750	12/01/32	3,227,880
900	Chicago, IL Tax Increment Alloc Read Dunning, Ser B (ACA Insd)	7.250	01/01/14	899,883
20,000	Cook County, IL Cap Impt, Ser B (MBIA Insd) (b)	5.000	11/15/29	18,741,000
4,936	Cortland, IL Spl Svc Area No 01 Spl Tax Neucort Lakes Proj (Prerefunded @ 3/01/12)	6.875	03/01/32	5,653,102
4,625	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj	6.000	05/01/41	3,219,647
2,500	Gilberts, IL Spl Svc Area No 19 Spl Tax, Ser 1	5.375	03/01/16	1,501,100
3,000	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (Prerefunded @ 3/01/11)	7.750	03/01/27	3,413,610
2,500	Godfrey, IL Rev Utd Methodist Vlg, Ser A	5.875	11/15/29	1,842,000
2,960	Hampshire, IL Spl Svc Area No 16 Spl Tax Crown Dev Prairie Ridge Proj, Ser A	6.000	03/01/46	1,811,283
4,860	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Oakstead Proj, Ser A	6.000	03/01/45	2,979,229
5,040	Hampshire, IL Spl Svc Area No 19 Spl Tax Crown Dev Prairie Ridge East, Ser A	6.000	03/01/46	3,084,077
3,250	Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem Hosp Impt & Rfdg	6.550	11/15/29	2,382,737
2,390	Huntley, IL Increment Alloc Rev Huntley Redev Proj, Ser A	8.500	12/01/15	2,400,205
575	Illinois Fin Auth Rev Bd Antic Nt Greenfields, Ser A (d)	15.000	02/15/12	552,609
1,500	Illinois Fin Auth Rev Bd Antic Nt Tallgrass (d)	*	02/15/12	1,413,765
1,725	Illinois Fin Auth Rev Cent Baptist Vlg	5.375	11/15/39	1,059,823
3,575	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	2,535,747
2,825	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	1,914,841

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$10,000	Illinois Fin Auth Rev Clare at Wtr Tower Proj, Ser A	6.125%	05/15/38	$6,639,200
10,450	Illinois Fin Auth Rev Clare Oaks Proj, Ser A	6.000	11/15/39	6,945,070
2,000	Illinois Fin Auth Rev Clare Wtr Tower Proj, Ser A	6.000	05/15/25	1,494,560
1,500	Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld Proj	8.000	11/15/16	1,405,035
27,500	Illinois Fin Auth Rev Elmhurst Mem, Ser A	5.625	01/01/37	21,691,175
4,500	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.250	08/15/40	3,158,235
3,500	Illinois Fin Auth Rev Franciscan Cmnty Inc	5.500	05/15/37	2,246,125
3,000	Illinois Fin Auth Rev Franciscan Cmnty Inc, Ser A	5.500	05/15/27	2,076,180
2,500	Illinois Fin Auth Rev Franciscan Cmnty Saint Joseph, Ser A	6.000	05/15/34	1,728,325
2,670	Illinois Fin Auth Rev Kewanee Hosp Proj	5.000	08/15/26	1,735,073
6,750	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/37	4,600,597
5,000	Illinois Fin Auth Rev Luther Oaks Proj, Ser A	6.000	08/15/39	3,415,900
6,020	Illinois Fin Auth Rev Montgomery Place Proj, Ser A	5.750	05/15/38	3,911,134
1,400	Illinois Fin Auth Rev Norwegian Amern Hosp Inc	7.625	09/15/28	1,180,984
2,100	Illinois Fin Auth Rev Norwegian Amern Hosp Inc	7.750	09/15/38	1,726,557
10,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	6,884,400
2,365	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A	6.625	08/15/24	1,963,447
3,255	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A	7.000	08/15/29	2,844,675
2,000	Illinois Hlth Fac Auth Rev Condell Med Ctr (Prerefunded @ 5/15/12)	5.500	05/15/32	1,445,360
1,250	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty	5.875	12/01/31	995,100
5,000	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty, Ser B	6.125	12/01/28	4,225,150
750	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.200	08/15/23	585,375
3,375	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.400	08/15/33	2,504,621
2,650	Illinois Hlth Fac Auth Rev, Ser A	7.000	11/15/32	2,207,370

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$6,750	Illinois Hlth Fac Auth Rev St Benedict, Ser 2003A	6.900%	11/15/33	$4,173,525
6,335	Illinois St Real Estate Lease Ctf (ACA Insd) (Acquired 7/01/98, Cost $7,316,805) (a)	8.800	06/15/18	6,367,601
1,825	Lincolnshire, IL Spl Svc Area Sedgebrook Proj	6.250	03/01/34	1,337,980
1,395	Loves Pk, IL Rev Hoosier Care Proj, Ser A	7.125	06/01/34	1,099,386
2,178	Manhattan, IL No 04 -1 Brookstone Springs Proj	6.100	03/01/35	1,477,686
3,904	Minooka, IL Spl Assmt Impt Lakewood Trails Proj	6.625	03/01/33	3,098,332
4,760	Minooka, IL Spl Assmt Impt Lakewood Trails Unit 2 Proj	6.375	03/01/34	3,644,922
2,891	Minooka, IL Spl Assmt Impt Praire Ridge Proj	6.875	03/01/33	2,086,724
2,123	Montgomery, IL Spl Assmt Impt Lakewood Creek Proj (Prerefunded @ 3/01/11)	7.750	03/01/30	2,341,266
2,974	Pingree Grove, IL Spl Svc Area No 2 Spl Tax Cambridge Lakes Proj, Ser 05-2	6.000	03/01/35	2,097,265
2,231	Pingree Grove, IL Spl Svc Area No 7 Spl Tax Cambridge Lakes Proj, Ser 06-1	6.000	03/01/36	1,567,121
3,685	Pingree Grove Vlg, IL Rev Cambridge Lakes Learning Ctr	6.000	06/01/36	2,595,088
2,278	Plano, IL Spl Svc Area No 1 Lakewood Springs Proj, Ser A	6.200	03/01/34	1,703,785
3,800	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800	03/01/37	2,322,256
4,999	Round Lake, IL Lakewood Grove Spl Svc Area No 4 Spl Tax (Prerefunded @ 3/01/13)	6.750	03/01/33	5,728,054
3,686	Round Lake, IL Rev (Prerefunded @ 3/01/13)	6.700	03/01/33	4,216,821
3,210	Saint Charles, IL Spl Svc Area No 21	6.625	03/01/28	2,637,336
1,921	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000	03/01/36	1,349,368
2,295	Western, IL Econ Dev Auth Hosp Rev Carthage Mem Hosp Proj, Ser B	7.000	06/01/33	1,831,685
4,700	Western, IL Econ Dev Auth Hosp Rev Carthage Mem Hosp Proj, Ser B	7.050	06/01/37	3,726,865
6,200	Wheeling, IL Tax Increment Rev N Milwaukee/Lake Cook TIF Proj	6.000	01/01/25	4,665,996
2,000	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj	6.000	01/01/26	1,457,080

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$2,036	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-100 Raintree Vlg Proj (Acquired 9/05/03, Cost $2,078,000)	6.875%	03/01/33	$1,667,016
2,743	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-101 Windett Ridge Proj (Acquired 9/03/03, Cost $2,742,700) (a)	6.875	03/01/33	2,132,875
2,900	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750	03/01/28	2,009,352
2,270	Yorkville, IL Utd City Spl Svc Area Spl Tax No 4 104 MPI Grade Res Proj	6.375	03/01/34	1,566,504
3,390	Yorkville, IL Utd City Spl Svc No 2005-108 Autumn Creek Proj	6.000	03/01/36	2,257,570

				323,914,156

	Indiana 1.0%
1,500	Anderson, IN Econ Dev Rev Anderson Univ Proj (Prerefunded @ 10/01/11)	6.375	10/01/26	1,656,465
950	Delaware Cnty, IN Redev Dist Tax Increment Rev	6.875	02/01/18	908,257
6,100	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/37	4,290,374
1,500	Indiana Hlth Fac Fin Auth H Cmnty Fndtn Northwest IN, Ser A	6.250	03/01/25	1,269,930
3,435	Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty Rfdg, Ser A	6.400	05/15/24	2,624,958
2,275	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A	7.125	06/01/34	1,792,905
1,000	Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest IN, Ser A	5.375	03/01/19	874,040
7,650	Indianapolis, IN Arpt Auth Rev Spl Fac Fed Ex Corp Proj Rfdg (GTY AGMT: Federal Express Co) (AMT)	5.100	01/15/17	6,109,290
3,000	North Manchester, IN Rev Peabody Retirement Cmnty Proj, Ser A	7.250	07/01/33	2,513,970
1,972	Portage, IN Spl Impt Dist Rev Marina Shores Proj	6.375	03/01/35	1,308,659
175	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	12/30/10	149,385
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	12/30/11	106,713
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	12/30/12	95,173
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	12/30/13	88,150
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	12/30/14	78,507

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (Continued)
$125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	12/30/15	$72,710
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	12/30/16	67,344
1,165	Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines Ctr	7.750%	01/01/12	1,159,059
2,045	Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines Ctr	8.000	01/01/17	1,959,948
4,000	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (d)	5.700	09/01/37	2,656,640
1,150	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (d)	5.800	09/01/47	748,110
4,780	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (d)	5.750	09/01/42	3,111,971
2,115	Whiting, IN Redev Dist Tax Increment Rev Std Ave Proj	5.350	01/15/27	1,500,466

				35,143,024

	Iowa 0.8%
1,400	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/28	1,254,288
3,500	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/39	2,934,050
3,850	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/43	3,191,149
2,515	Black Hawk Cnty, IA Hlthcare Fac Rev Westn Home Proj, Ser B	6.625	05/01/33	1,877,523
1,000	Bremer Cnty, IA Hlthcare & Residential Fac Rev Proj Rfdg (Prerefunded @ 11/15/09)	7.250	11/15/29	1,064,320
2,245	Des Moines, IA Sr Hsg Rev Luther Pk Apts Inc Proj	6.250	12/01/34	1,610,496
615	Evansdale, IA Hlthcare Westn Home Proj	6.000	11/01/39	417,671
5,600	Evansdale, IA Hlthcare Westn Home Proj, Ser A	6.000	11/01/39	3,803,184
1,930	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.800	11/15/29	1,339,053
2,750	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.900	11/15/37	1,839,310
5,500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	3,815,790
1,500	Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc Proj	6.150	10/01/36	1,049,715
3,480	Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc, Ser C	6.000	04/01/37	2,424,168

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (Continued)
$4,970	Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk Hlth Ctr Rfdg, Ser A	5.300%	04/01/37	$3,008,341
1,250	Scott Cnty, IA Rev Ridgecrest Vlg Rfdg	5.625	11/15/18	1,043,038

				30,672,096

	Kansas 0.4%
1,750	Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc, Ser C (Prerefunded @ 5/15/12)	6.875	05/15/32	2,017,050
2,800	Lenexa, KS Hlthcare Fac Rev Rfdg & Impt	5.375	05/15/27	1,946,952
2,250	Lenexa, KS Hlthcare Fac Rev Rfdg & Impt	5.500	05/15/39	1,466,550
1,500	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125	05/15/42	877,275
3,000	Neosho Cnty, KS Hosp Rev Rfdg, Ser A	5.150	09/01/31	1,991,550
1,000	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/26	767,620
4,500	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	3,132,765
3,000	Overland Pk, KS Dev Corp Rev First Tier Overland Pk, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	3,331,140

				15,530,902

	Louisiana 1.1%
3,000	Colonial Pinnacle Cmnty Dev Dist	7.000	05/01/37	2,381,340
11,192	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	9,138,268
3,125	Louisiana Loc Govt Environment Fac Cmnty Dev Auth Rev Eunice Student Hsg Fndtn Proj	7.375	09/01/33	1,993,531
3,852	Louisiana Loc Govt Environment Fac Cmnty Dev Auth Rev Hlthcare Saint James Pl Rfdg, Ser A (Prerefunded @ 11/01/09)	7.000	11/01/25	4,131,001
1,125	Louisiana Loc Govt Environment Fac Sr Air Cargo (AMT)	6.650	01/01/25	945,900
13,650	Louisiana Pub Fac Auth Hosp Rev Lake Charles Mem Hosp Rfdg (d)	6.375	12/01/34	10,087,896
1,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare	6.375	10/01/20	790,940
1,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare	6.375	10/01/28	730,460
3,000	Louisiana St Hlth Ed Auth Lambeth House Proj Rfdg, Ser A	6.200	01/01/28	2,268,210

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (Continued)
$9,000	Saint John Baptist Parish, LA Rev Marathon Oil Corp, Ser A	5.125%	06/01/37	$5,755,410
2,000	Saint Tammany, LA Pub Trust Fin Auth Rev Christwood Proj Rfdg	5.700	11/15/28	1,392,640

				39,615,596

	Maine 0.2%
2,000	Maine Hlth & Higher Ed Fac Piper Shores, Ser A (Prerefunded @ 1/01/09)	7.550	01/01/29	2,011,200
8,050	Rumford, ME Solid Waste Disp Rev Boise Cascade Corp Proj Rfdg (AMT)	6.875	10/01/26	6,019,468

				8,030,668

	Maryland 2.3%
1,841	Anne Arundel Cnty, MD Spl Tax Farmington Vlg Proj, Ser A	6.250	06/01/25	1,544,875
7,000	Baltimore, MD Spl Oblig, Ser A	7.000	09/01/38	5,425,630
13,600	Brunswick, MD Spl Oblg Brunswick Crossing Spl Taxing	5.500	07/01/36	8,751,872
1,500	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth	6.625	07/01/25	1,169,850
6,000	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser A	5.950	07/01/30	3,989,640
945	Maryland St Cmnty Dev Admin Residential, Ser B (AMT)	5.450	09/01/32	786,892
6,575	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	6.500	07/01/24	5,151,118
1,440	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	7.340	07/01/24	1,222,416
2,850	Maryland St Econ Dev Corp MD Golf Course Sys (Prerefunded @ 6/01/11)	8.250	06/01/28	3,252,904
5,000	Maryland St Econ Dev Corp Rev Sr Lien Chesapeake Bay Rfdg, Ser A	5.000	12/01/31	2,852,800
2,000	Maryland St Hlth & Higher Ed Collington Episcopal (Prerefunded @ 4/01/11)	6.750	04/01/23	2,212,640
1,300	Maryland St Hlth & Higher Ed Fac Auth Rev	5.300	01/01/37	792,233
3,320	Maryland St Hlth & Higher Ed Fac Auth Rev King Farm Presbyterian Cmnty, Ser A	5.250	01/01/27	2,201,293
20,845	Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth (BHAC Insd) (b)	5.250	05/15/46	18,657,109
6,500	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	4,649,190
11,495	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	6.000	01/01/43	8,344,795
1,400	Maryland St Hlth & Higher Ed Medstar Hlth Rfdg	5.375	08/15/24	1,179,780

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (Continued)
$3,730	Montgomery Cnty, MD Econ Dev Rev Editorial Proj in Ed, Ser A (Acquired 9/28/98, Cost $3,730,000) (a)	6.400%	09/01/28	$2,344,939
1,320	Montgomery Cnty, MD Spl Oblig West Germantown Dev Dist, Ser B	6.700	07/01/27	1,122,502
4,000	Prince Georges Cnty, MD Spl Oblig Woodview Vlg Phase II Subdist (Prerefunded @ 7/01/12)	7.000	07/01/32	4,552,240
4,000	Salisbury, MD Spl Oblig Vlg At Aydelotte Farm Proj	5.250	01/01/37	2,466,680
1,000	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.000	05/01/24	774,770
1,500	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.250	05/01/34	1,084,110

				84,530,278

	Massachusetts 3.8%
1,620	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	5.875	07/01/18	1,310,596
4,750	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	6.000	07/01/28	3,429,642
1,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/18	1,690,005
2,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/22	2,816,675
6,000	Massachusetts St Dev Fin Agy Criterion Child Enrichment	6.750	01/01/34	4,651,980
770	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr	6.250	12/01/13	712,288
7,565	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr	6.750	12/01/33	6,086,950
2,000	Massachusetts St Dev Fin Agy First Mtg Loomis Cmnty Proj, Ser A	6.900	03/01/32	1,754,040
850	Massachusetts St Dev Fin Agy First Mtg Overlook Cmnty, Ser A	6.125	07/01/24	646,909
2,115	Massachusetts St Dev Fin Agy Lexington Montessori Sch Issue (Acquired 7/30/99, Cost $2,115,000) (a)	6.625	08/01/29	1,708,434
595	Massachusetts St Dev Fin Agy MCHSP Human Svc Providers, Ser A	6.750	07/01/18	525,254
220	Massachusetts St Dev Fin Agy MCHSP Human Svc Providers, Ser A (j)	7.500	07/01/10	232,639
5,865	Massachusetts St Dev Fin Agy Regis College	5.500	10/01/28	3,979,051
710	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.100	09/01/18	627,825

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (Continued)
$1,445	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.250%	09/01/28	$1,129,817
1,685	Massachusetts St Dev Fin Agy Rev Developmental Disabilities Inc (Prerefunded @ 6/01/13)	6.750	06/01/20	1,870,316
4,620	Massachusetts St Dev Fin Agy Rev First Mtg Overlook Cmnty, Ser A	6.250	07/01/34	3,336,749
1,500	Massachusetts St Dev Fin Agy Rev Hampshire College	5.700	10/01/34	1,095,435
4,500	Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc	6.375	07/01/29	3,437,055
4,700	Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance, Ser A	7.100	07/01/32	3,825,753
1,025	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser A (Prerefunded @ 7/01/10)	8.000	07/01/20	1,129,488
2,305	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser C	7.750	07/01/30	2,127,607
4,755	Massachusetts St Dev Fin Agy Rev New England Ctr for Children	6.000	11/01/19	3,836,477
6,825	Massachusetts St Dev Fin Agy Rev Rfdg First Mtg Reeds Accd Invt	5.750	10/01/31	4,267,126
2,870	Massachusetts St Dev Fin Agy Rev Whitney Academy Issue	7.500	09/01/30	2,457,897
720	Massachusetts St Hlth & Ed Baystate Fac Auth Rev Med Ctr, Ser F	5.500	07/01/22	666,943
2,500	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser A	5.750	07/01/28	1,963,325
9,845	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser B	6.250	07/01/22	8,733,696
5,000	Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp, Ser B	6.750	07/01/16	4,954,350
9,960	Massachusetts St Hlth & Ed Fac Auth Rev Christopher House Rfdg, Ser A	6.875	01/01/29	8,170,288
2,900	Massachusetts St Hlth & Ed Fac Auth Rev Civic Invt, Ser B (Prerefunded @ 12/15/12)	9.150	12/15/23	3,592,433
3,610	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.250	10/01/23	2,577,757
1,465	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.375	10/01/28	967,911
6,750	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser E	6.750	10/01/33	5,325,210
7,490	Massachusetts St Hlth & Ed Fac Auth Rev Lasell College, Ser A	5.625	07/01/29	5,319,698

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (Continued)
$2,552	Massachusetts St Hlth & Ed Fac Auth Rev Nichols College Issue, Ser C	6.000%	10/01/17	$2,312,852
4,400	Massachusetts St Hlth & Ed Fac Auth Rev Nichols College Issue, Ser C	6.125	10/01/29	3,470,808
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.250	07/01/24	794,010
3,005	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.375	07/01/34	2,247,530
5,765	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	5.850	01/15/18	4,815,908
7,500	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	6.250	01/15/28	5,679,675
13,550	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	8,685,008
75	Massachusetts St Hlth & Ed Partn Hlthcare Sys, Ser C	5.750	07/01/32	70,532
7,055	Massachusetts St Hlth & Ed Saint Mem Med Ctr, Ser A	6.000	10/01/23	5,604,915
530	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.500	10/01/15	458,556
2,000	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.750	10/01/28	1,437,440
1,155	Massachusetts St Indl Fin Agy Rev First Mtg Stone Inst & Newton	7.700	01/01/14	1,131,681
2,130	Massachusetts St Indl Fin Agy Rev Montserrat College Art Issue (Acquired 12/23/97, Cost $2,130,000) (a)	7.000	12/01/27	1,790,201

				139,456,735

	Michigan 3.7%
2,000	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/28	1,541,700
1,930	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/37	1,412,490
1,000	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/18	916,430
3,715	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/27	2,914,232
2,540	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.000	11/01/26	1,695,196
2,250	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.250	11/01/31	1,448,527
3,800	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.000	11/15/28	3,132,720
4,200	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.125	11/15/43	3,366,888

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (Continued)
$21,015	Detroit, MI Sew Disp Rev Sr Lien Rfdg Rmkt, Ser C2 (FGIC Insd) (b)	5.250%	07/01/29	$20,246,271
13,670	Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr Rfdg	6.000	07/01/20	11,045,770
1,250	Gaylord, MI Hosp Fin Auth Ltd Otsego Mem Hosp Rfdg	6.500	01/01/37	928,450
1,590	Grand Blanc Academy, MI Ctf Pt	7.750	02/01/30	1,415,370
3,000	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosp Rfdg	6.500	05/15/33	2,309,910
3,380	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosp Rfdg	6.500	05/15/40	2,512,084
2,845	John Tollfree Hlth Sys Corp Rfdg	6.000	09/15/23	2,234,861
3,000	Kalamazoo, MI Econ Dev Corp Rev Heritage, Ser A (Prerefunded @ 5/15/10)	7.250	05/15/25	3,277,440
1,980	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.375	05/15/27	1,325,511
2,000	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.500	05/15/36	1,248,020
1,950	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	5.250	07/01/30	1,315,685
1,500	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.250	07/01/40	1,187,250
1,000	Kentwood, MI Econ Dev Ltd Oblig Holland Home, Ser A	5.375	11/15/36	687,420
9,725	Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt Clemens Gen Hosp, Ser B (Prerefunded @ 11/15/13)	5.875	11/15/34	11,063,160
27,470	Michigan St Hosp Fin Auth Rev Henry Ford Health Sys Rfdg	5.250	11/15/46	18,941,664
2,095	Michigan St Hosp Fin Auth Rev Hosp Cent MI Cmnty Hosp	6.250	10/01/27	1,799,877
5,000	Michigan St Hosp Fin Auth Rev Hosp Oakwood Oblig Group, Ser A	5.750	04/01/32	4,168,550
1,750	Michigan St Hosp Fin Auth Rev Presbyterian Vlg Rfdg	5.500	11/15/35	1,125,968
3,000	Michigan St Strategic Fd Ltd Detroit Edison Poll Ctl Rfdg, Ser B (AMT)	5.650	09/01/29	2,529,480
4,140	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (Syncora Gtd) (AMT)	5.500	06/01/30	3,377,909
3,540	Michigan St Strategic Fd Solid Genesee Pwr Stad Proj Rfdg (AMT)	7.500	01/01/21	2,905,278
4,500	Pontiac, MI Hosp Fin Auth Hosp Rev NOMC Oblig Group (f)	6.000	08/01/23	450
3,000	Star Intl Academy MI Ctf Partn	8.000	03/01/33	2,658,720

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (Continued)
$5,140	Wayne Cnty, MI Arpt Auth Rev Detroit Met Arpt Jr Lien (FSA Insd) (AMT)	5.000%	12/01/20	$4,405,545
5,000	Wayne Cnty, MI Arpt Auth Rev Detroit Met Arpt Jr Lien (FSA Insd) (AMT)	5.000	12/01/21	4,197,000
6,500	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd	7.500	04/01/33	3,361,475
3,485	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd	7.875	04/01/22	1,893,679
7,500	Western Michigan Univ Rev Gen (FSA Insd) (b)	5.000	11/15/28	7,162,613

				135,753,593

	Minnesota 4.2%
5,000	Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj (Prerefunded @ 2/01/11)	7.750	02/01/31	5,599,900
3,515	Albertville, MN Multi-Family Rev Hsg Grp For Affordable Hsg Rfdg	5.550	09/01/42	2,455,403
2,000	Annandale, MN Econ Dev Auth Sr Hsg & Hlthcare Rev Annandale Care Ctr Proj, Ser A	5.900	11/01/37	1,377,720
2,450	Baytown Twp, MN Lease Rev St Croix Prep Academy, Ser A	6.750	08/01/28	1,989,547
1,500	Baytown Twp, MN Lease Rev St Croix Prep Academy, Ser A	7.000	08/01/38	1,204,335
1,655	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.375	09/01/26	1,158,781
2,000	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.500	09/01/33	1,330,640
2,460	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser A	6.000	10/01/28	1,760,622
2,000	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser B	6.000	10/01/33	1,377,800
1,300	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.500	04/01/19	1,400,035
2,250	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.750	04/01/29	2,459,857
2,700	Carlton, MN Hlth & Hsg Inter Faith Care Ctr Proj Rfdg	5.700	04/01/36	1,797,849
3,500	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Crest View Corp Proj Rfdg, Ser A	5.700	07/01/42	2,315,285
3,000	Coon Rapids, MN Sr Hsg Rev Epiphany Sr Ctzn Proj Rfdg	6.000	11/01/28	2,200,170

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (Continued)
$4,500	Cuyuna, MN Sr Hsg Rev Crosby Sr Svcs Proj, Ser B	6.100%	10/01/47	$3,079,980
1,365	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Com Marice Proj Rfdg, Ser A	5.000	11/01/22	958,708
7,000	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Com Marice Proj Rfdg, Ser A	5.000	05/01/42	3,964,170
11,200	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Highview Hills Sr Hsg Proj, Ser A	7.000	08/01/45	8,707,552
3,355	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev River Heights Assisted Rfdg, Ser A	5.375	05/01/40	2,094,761
840	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.000	08/01/24	642,188
1,435	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.125	08/01/34	1,023,657
2,500	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/22	2,355,300
5,630	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/32	4,847,486
1,000	Edina, MN Hlthcare Fac Rev VOA Care Ctr MN Proj, Ser A	6.625	12/01/30	692,970
1,500	Falcon Heights, MN Lease Rev Kaleidoscope Charter Sch, Ser A	6.000	11/01/37	1,059,210
2,500	Glencoe, MN Hlthcare Fac Rev (Prerefunded @ 4/01/11)	7.500	04/01/31	2,816,775
1,900	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.375	10/01/26	1,401,972
1,000	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.500	10/01/41	657,140
3,000	Lake Crystal, MN Hsg Rev Ecumen Second Centy Rfdg	5.700	09/01/36	2,038,380
625	Marshall, MN Med Ctr Gross Rev Weiner Mem Med Ctr Proj, Ser A	6.000	11/01/28	538,863
800	Minneapolis & Saint Paul, MN Hsg & Redev Auth Hlthcare Hlth Partn Oblig Grp Proj	5.875	12/01/29	642,472
5,475	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.625	10/01/27	3,777,476
4,345	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.750	10/01/37	2,884,993
300	Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)	7.250	11/01/16	286,785

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (Continued)
$1,320	Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)	7.625%	11/01/27	$1,167,157
2,050	Minneapolis, MN Rev Walker Methodist Sr Svcs, Ser A	5.875	11/15/18	1,641,579
4,950	Minneapolis, MN Rev Walker Methodist Sr Svcs, Ser A	6.000	11/15/28	3,433,370
900	Minnesota Agric & Econ Dev Brd Rev Hlthcare Benedictine Proj, Ser A	5.500	08/01/23	672,489
875	Minnesota Agric & Econ Dev Brd Rev Hlthcare Benedictine Proj, Ser A	5.750	02/01/30	621,539
1,060	Minnesota Agric & Econ Dev Evangelical	6.625	08/01/25	1,065,682
940	Minnesota Agric & Econ Dev Evangelical (Prerefunded @ 8/01/10)	6.625	08/01/25	1,027,965
3,500	Moorhead, MN Sr Hsg Rev Sheyenne Crossing Proj	5.650	04/01/41	2,276,120
875	New Ulm, MN Econ Dev Auth Hsg Fac Rev HADC Ridgeway Proj Rfdg, Ser A (GTY AGMT)	5.750	06/01/28	633,666
2,150	New Ulm, MN Econ Dev Auth Hsg Fac Rev HADC Ridgeway Proj Rfdg, Ser A (GTY AGMT)	6.000	06/01/41	1,513,450
5,000	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.500	10/01/47	3,641,650
2,500	Northwest, MN Multi-Cnty Pooled Hsg Prog Rfdg, Ser A	6.250	07/01/40	1,953,325
2,000	Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg	6.250	04/01/34	1,464,280
4,700	Orono, MN Hsg Rev Rfdg Sr Orono Woods Apt, Ser A	5.400	11/01/41	3,134,712
6,300	Oronoco, MN Multi-Family Hsg Rev Wedum Shorewood Campus Proj Rfdg	5.400	06/01/41	4,031,874
1,425	Ramsey, MN Lease Rev Pact Charter Sch Proj, Ser A	6.750	12/01/33	1,145,985
2,000	Saint Cloud, MN Hsg & Redev Auth Sterling Heights Apts Proj (AMT)	7.450	10/01/32	1,723,400
4,000	Saint Paul, MN Hsg & Redev Auth Cmnty Peace Academy Proj, Ser A	5.000	12/01/36	2,535,040
2,420	Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Rfdg, Ser A	6.875	12/01/33	1,977,261
7,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	4,711,350
2,415	Saint Paul, MN Hsg & Redev Auth Hope Cmnty Academy Proj, Ser A	6.750	12/01/33	1,952,479

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (Continued)
$8,500	Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj	6.000%	11/15/30	$6,317,540
3,500	Saint Paul, MN Hsg & Redev Auth Lease Rev New Spirit Schs Proj, Ser A	7.500	12/01/31	3,031,245
1,600	Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve Language Academy Rfdg, Ser A	7.000	12/01/32	1,331,264
4,035	Saint Paul, MN Hsg & Redev Auth Model Cities Hlth Ctr, Ser A	7.250	11/01/26	3,532,925
3,000	Saint Paul, MN Hsg & Redev Auth Multi-Family Hsg Rev Marian Ctr Proj Rfdg, Ser A	5.375	05/01/43	1,814,310
2,000	Saint Paul, MN Hsg & Redev Auth Rossy & Richard Shaller, Ser A	5.250	10/01/42	1,225,400
2,000	Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj, Ser A (Prerefunded @ 12/01/10)	7.875	12/01/30	2,265,320
1,700	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser A	5.750	05/01/25	1,275,255
1,000	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser B	6.000	05/01/30	745,420
4,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.600	12/01/34	3,015,000
4,590	Vadnais Heights, MN Multi-Family Rev Hsg Cottages Vadnais Heights Rfdg (AMT)	7.000	12/01/31	3,938,082
1,650	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.850	09/01/24	1,305,860
4,500	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.875	09/01/29	3,333,825
4,775	Washington Cnty, MN Hsg & Redev Auth Hosp Fac Rev Hltheast Proj	5.500	11/15/27	3,407,058
1,450	Winona, MN Hlthcare Winona Hlth, Ser A	6.000	07/01/34	1,173,993

				152,935,652

	Mississippi 0.8%
995	Mississippi Bus Fin Corp, Ser 2004 (AMT)	7.250	07/01/34	801,005
9,920	Mississippi Bus Fin Corp MS Polluntn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	7,891,062
4,650	Mississippi Dev Bank Spl Oblig Diamond Lakes Util Rfdg, Ser A	6.250	12/01/17	3,956,267
4,600	Mississippi Home Corp Rev Cleveland Personal Care, Ser 6A (AMT)	6.250	12/01/35	3,369,730
4,000	Mississippi Home Corp Rev Grove Apts Proj, Ser 1 (AMT)	6.250	04/01/37	2,901,480

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mississippi (Continued)
$5,000	Mississippi Home Corp Rev Kirkwood Apts Proj (AMT)	6.800%	11/01/37	$3,898,450
3,615	Mississippi Hosp Equip & Fac & Impt Hosp South Cent Rfdg	5.250	12/01/31	2,628,792
1,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/23	848,890
2,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/29	1,577,300

				27,872,976

	Missouri 2.6%
1,000	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.000	05/01/22	882,980
4,750	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.200	05/01/33	3,830,495
3,600	Ballwin, MO Tax Increment Rev Impt Ballwin Town Ctr Rfdg, Ser A	6.500	10/01/22	3,156,516
12,550	Branson, MO Regl Arpt Trans Dev Dist Arpt Rev, Ser B (AMT)	6.000	07/01/37	8,194,648
3,000	Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah Cmnty Proj	5.900	05/01/28	2,148,810
245	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc	5.750	06/01/32	193,788
30	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc (Prerefunded @ 6/01/12)	5.750	06/01/32	33,065
1,500	Carthage, MO Hosp Rev	5.875	04/01/30	1,038,225
5,755	Carthage, MO Hosp Rev	6.000	04/01/38	3,864,195
3,000	Chesterfield, MO Indl Dev Auth Sr Living Fac Rev Willows at Brooking Pk Proj, Ser A (Prerefunded @ 6/01/10)	6.625	12/01/31	3,205,380
3,190	Dardenne Town Square, MO Trans Dev Dist Sales Tax, Ser A	5.000	05/01/36	1,700,111
2,390	Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill Gardens Phase I Proj, Ser A	6.750	04/01/33	1,898,329
2,755	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg	6.200	06/01/29	2,054,569
965	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/11)	7.000	10/01/21	1,099,367
3,640	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/12)	6.125	10/01/21	4,106,794
1,155	Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj	5.000	04/01/17	968,999
3,610	Good Shepard Nursing Home Dist MO Nursing Home Fac Rev Rfdg	5.900	08/15/23	2,805,656

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (Continued)
$3,000	Joplin, MO Indl Dev Auth Hlth Fac Rev Freeman Hlth Sys Proj	5.500%	02/15/29	$2,376,300
1,500	Joplin, MO Indl Dev Auth Hlth Fac Rev Freeman Hlth Sys Proj	5.750	02/15/35	1,189,890
3,000	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.250	01/01/24	2,360,010
4,000	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.500	01/01/35	2,961,040
404	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser A (AMT)	6.950	04/15/15	389,589
1,454	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser B (AMT)	7.250	10/15/38	1,226,478
230	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT)	7.550	06/15/12	233,183
990	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT)	7.550	06/15/22	941,747
3,430	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT)	7.550	06/15/35	3,068,787
2,000	Kansas City, MO Indl Dev Plaza Lib Proj	5.900	03/01/24	1,598,140
923	Kansas City, MO Multi-Family Hsg Rev Northwoods Apts Proj, Ser A (AMT)	6.450	05/01/40	706,870
1,000	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.500	12/01/24	796,790
1,500	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.625	12/01/28	1,151,655
3,760	Missouri St Dev Fin Brd Infrastructure Fac Rev Branson Landing Proj, Ser A	5.000	06/01/35	2,436,743
5,000	Nevada, MO Hosp Rev Nevada Regl Med Ctr (Prerefunded @ 10/01/11)	6.750	10/01/31	5,675,350
3,015	Osage Beach, MO Tax Increment Prewitts Point Proj	6.750	05/01/23	2,504,440
5,500	Saint Joseph, MO Indl Dev Auth Hlthcare Rev Living Cmnty Saint Joseph Proj	7.000	08/15/32	4,380,475
8,000	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj, Ser A (Prerefunded @ 11/15/13)	6.625	11/15/35	9,360,320
2,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	1,519,920

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (Continued)
$4,400	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375%	12/01/41	$3,223,880
430	Saint Louis, MO Tax Increment Rev Scullin Redev Area, Ser A	10.000	08/01/10	450,631
3,065	Saline Cnty, MO Indl Dev Auth Hlth Fac Rev (Acquired 1/12/99, Cost $3,006,098) (a)	6.500	12/01/28	2,437,012
5,600	Valley Pk, MO Indl Dev Auth Sr Hsg Rev Cape Albeon Proj	6.150	12/01/33	4,018,112

				96,189,289

	Nevada 2.0%
3,000	Boulder City, NV Hosp Rev Boulder City Hosp Inc Proj Rfdg	5.850	01/01/22	2,296,590
5,240	Clark Cnty, NV Assisted Living Homestead Boulder City Proj	6.500	12/01/27	3,698,025
1,945	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt	6.100	08/01/18	1,679,605
2,675	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt	6.375	08/01/23	2,189,434
2,500	Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Rfdg, Ser B (AMT)	5.900	10/01/30	1,547,025
11,190	Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Rfdg, Ser C	5.500	10/01/30	7,043,657
24,630	Clark Cnty, NV Sch Dist Ltd Tax Bldg, Ser A (b)	5.000	06/15/24	24,134,444
5,600	Director St NV Dept Business & Ind Las Vegas Monorail Proj Second Tier	7.375	01/01/40	1,296,344
925	Henderson, NV Loc Impt Dist No T 13, Ser A	6.800	03/01/22	802,576
3,410	Henderson, NV Loc Impt Dist No T 13, Ser B	6.900	03/01/22	2,986,035
3,600	Henderson, NV Loc Impt Dist No T 18	5.300	09/01/35	1,880,460
1,360	Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607	6.250	06/01/24	1,006,346
300	Las Vegas, NV Spl Impt Dist No Elkhorn Springs	8.000	09/15/13	304,194
2,795	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt Anthem at Mesquite	6.150	08/01/37	1,851,632
4,395	Reno, NV Spl Assmt Dist No 4 Somersett Pkwy	6.625	12/01/22	3,578,189

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (Continued)
$3,800	Sparks, NV Tourism Impt Dist No 1 Rev Sr Sales Tax Antic, Ser A (d)	6.500%	06/15/20	$3,291,560
14,000	Sparks, NV Tourism Impt Dist No 1 Rev Sr Sales Tax Antic, Ser A (d)	6.750	06/15/28	11,376,820

				70,962,936

	New Hampshire 0.7%
4,845	New Hampshire Higher Ed & Hlth Fac Auth Rev Daniel Webster College Issue	6.300	07/01/29	3,553,711
4,000	New Hampshire Higher Ed & Hlth Fac Auth Rev New England College	6.125	03/01/19	3,380,600
6,120	New Hampshire Hlth & Ed Fac Auth Rev Daniel Webster College Issue	7.500	07/01/31	5,124,031
1,035	New Hampshire Hlth & Ed Fac Auth Rev Havenwood-Heritage Heights, Ser A	5.350	01/01/26	700,302
750	New Hampshire Hlth & Ed Fac Auth Rev Havenwood-Heritage Heights, Ser A	5.400	01/01/30	488,573
1,735	New Hampshire Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,344,920
1,570	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/23	1,393,940
4,600	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/33	3,819,058
1,055	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.500	07/01/25	837,448
1,150	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.875	07/01/34	892,101
2,130	New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration (AMT) (Acquired 6/29/93, Cost $2,078,981) (a)	7.750	06/01/14	2,062,649
140	New Hampshire St Hsg Fin Auth Single Family Rev, Ser D (AMT)	5.900	07/01/28	127,303

				23,724,636

	New Jersey 2.5%
2,000	Camden Cnty, NJ Impt Auth Rev Hlthcare Redev Cooper Hlth, Ser A	5.750	02/15/34	1,597,460
6,000	New Jersey Econ Dev Auth Cedar Crest Vlg Inc Fac, Ser A (Prerefunded @ 11/15/11)	7.250	11/15/21	6,762,840
3,450	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.125	07/01/23	2,719,670
5,800	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.250	07/01/33	4,255,112
2,355	New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj	5.750	10/01/23	1,817,565

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (Continued)
$600	New Jersey Econ Dev Auth First Mtg Hamilton Continuing Care, Ser A (Prerefunded @ 11/01/10)	8.350%	11/01/30	$680,628
1,500	New Jersey Econ Dev Auth First Mtg Presbyterian, Ser A	6.250	11/01/20	1,229,010
1,500	New Jersey Econ Dev Auth First Mtg Presbyterian, Ser A	6.375	11/01/31	1,124,550
6,000	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	7.750	04/01/33	6,857,040
1,250	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000	04/01/23	1,435,938
3,500	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000	04/01/31	4,020,625
2,000	New Jersey Econ Dev Auth Retirement Cmnty Rev Seabrook Vlg Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	2,247,400
1,000	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.000	11/15/15	1,119,130
1,440	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.125	11/15/23	1,614,830
4,000	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/29	2,894,120
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	5.875	07/01/28	1,202,805
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	6.000	07/01/38	1,151,445
1,012	New Jersey Econ Dev Auth Rev First Mtg The Millhouse Proj, Ser A	7.500	04/01/15	849,535
1,285	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT)	6.125	06/01/18	1,033,217
700	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT)	6.750	07/01/19	558,159
2,500	New Jersey Econ Dev Auth Rev Sr Living Fac Esplanade Bear (AMT)	7.000	06/01/39	1,833,000
4,895	New Jersey Econ Dev Auth Rev Sr Mtg Arbor, Ser A	6.000	05/15/28	3,573,105
4,000	New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig	5.750	07/01/29	2,861,840
4,385	New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp, Ser A	5.750	07/01/23	3,890,416
710	New Jersey Hlthcare Fac Fin Auth Rev Care Inst Inc Cherry Hill Proj	7.750	07/01/10	704,256

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (Continued)
$5,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000%	07/01/36	$3,258,950
1,000	New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr NY Hlthcare	6.625	07/01/31	772,120
350	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn	6.000	07/01/13	11,716
464	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn	6.500	07/01/23	15,535
2,705	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn	6.625	07/01/36	90,618
1,075	New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med Ctr Issue Rfdg	7.250	07/01/14	1,012,639
7,910	New Jersey Hlthcare Fac Fin Auth Rev Saint Joseph’s Hlthcare Sys	6.625	07/01/38	6,008,357
1,000	New Jersey Hlthcare Fac Fin Inst Inc Cherry Hill Proj	8.000	07/01/27	878,320
34,430	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	18,816,339
4,000	Tobacco Settlement Fin Corp NJ, Ser A1	5.000	06/01/29	2,437,200

				91,335,490

	New Mexico 0.6%
6,765	Albuquerque, NM Retirement Fac Rev La Vida Llena Proj Rfdg, Ser B	6.600	12/15/28	5,294,830
1,350	Bernalillo Cnty, NM Multi-Family Hsg Sr Solar Villas Apt, Ser F	7.250	10/15/22	1,319,895
1,495	Cabezon Pub Impt Dist NM	6.300	09/01/34	1,133,345
3,660	New Mexico Hsg Auth Region lll Sr Brentwood Gardens Apt, Ser A (AMT)	6.850	12/01/31	3,083,696
2,215	New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj Sr, Ser A	7.500	12/01/30	2,100,086
2,560	RHA Hsg Dev Corp NM Multi-Family Rev Mtg Woodleaf Apt Proj Rfdg, Ser A (GNMA Collateralized)	7.125	12/15/27	2,353,894
3,225	San Juan Cnty, NM Multi-Family Hsg Apple Ridge Apts Sr, Ser A (AMT)	7.250	12/01/31	2,838,129
3,250	Santa Fe Cnty, NM Proj Rev El Castillo Retirement, Ser A	5.625	05/15/25	2,677,805
750	Ventana West Pub Impt Dist NM	6.875	08/01/33	600,503

				21,402,183

	New York 3.8%
2,300	Amherst, NY Indl Dev Agy Sharry Zedek Proj Rfdg, Ser A	7.000	06/15/36	1,981,243
375	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (j)	7.750	11/15/10	405,000

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$1,000	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (Prerefunded @ 11/15/10)	8.250%	11/15/30	$1,124,110
4,760	Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates Fac, Ser A (AMT)	6.375	12/01/37	3,631,452
1,340	Brookhaven, NY Indl Dev Agy Sr Woodcrest Estates Fac, Ser A (AMT)	6.250	12/01/23	1,123,309
3,245	Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp Rfdg, Ser A	7.500	03/01/29	3,091,706
2,000	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sr Living, Ser A	6.750	05/01/23	1,654,960
5,000	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sr Living, Ser A	6.875	05/01/33	3,991,300
635	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.000	11/15/15	699,065
1,570	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.550	11/15/32	1,795,075
1,000	Mount Vernon, NY Indl Dev Agy Civic Fac Rev	6.200	06/01/29	754,600
4,395	New York City Indl Dev Agy Civic Fac Rev Ctr For Nursing	5.375	08/01/27	2,891,998
3,000	New York City Indl Dev Agy Civic Fac Rev Psch Inc Proj	6.375	07/01/33	2,356,710
2,650	New York City Indl Dev Agy Civic Fac Rev Spl Place Inc Proj, Ser A	7.000	01/01/33	2,213,412
31,900	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	26,459,136
22,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500	03/01/35	14,636,160
315	New York City Indl Dev Agy Rev Lycee Francais De NY Proj, Ser A (ACA Insd)	5.375	06/01/23	256,536
5,000	New York City Indl Dev Agy Rev Lycee Francais De NY Proj, Ser C	6.800	06/01/28	4,613,100
7,500	New York City Indl Dev Agy Rev Visy Paper Inc Proj (AMT)	7.950	01/01/28	6,608,850
2,500	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $2,500,000) (a) (f)	6.125	02/15/19	298,500
10,100	New York St Dorm Auth Rev Non St Supported Debt Orange Reg Med Ctr	6.500	12/01/21	8,616,411
2,500	New York St Dorm Auth Rev Winthrop South Nassau Univ	5.500	07/01/23	2,079,275
5,195	New York St Dorm Auth Rev Winthrop South Nassau Univ	5.750	07/01/28	4,202,963

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$4,000	New York St Dorm Auth Rev Winthrop Univ Hosp Assn, Ser A	5.500%	07/01/23	$3,326,840
1,555	Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Impt & Rfdg, Ser A	7.600	09/01/15	1,504,291
1,250	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser A	5.875	12/01/29	904,412
1,520	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser B	6.000	12/01/19	1,215,985
50	Onondaga Cnty, NY Indl Dev Agy Civic Fac Rev Iroquois Nursing Home, Ser B (FHA Gtd)	7.000	02/01/09	49,855
4,000	Orange Cnty, NY Indl Dev Agy Arden Hill Life Care Ctr Proj, Ser A	7.000	08/01/31	3,203,720
175	Oswego Cnty, NY Indl Dev Agy Civic Fac Rev Sub Saint Luke Residential Hlth, Ser B	7.000	02/01/12	171,078
7,160	Port Auth NY & NJ 136th (MBIA Insd) (AMT)	5.250	11/01/18	6,784,458
1,000	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (d)	5.000	12/01/23	722,790
3,500	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastn Long Is Hosp Assn (d)	5.500	01/01/37	2,210,320
1,000	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Gurwin Jewish Phase II	6.700	05/01/39	768,270
955	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/20	945,154
2,000	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/30	1,903,940
4,000	Suffolk Cnty, NY Indl Dev Agy Medford Hamlet Asstd Living Proj (AMT)	6.375	01/01/39	2,803,760
4,415	Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev Hebrew Academy Spl Children	7.500	06/01/32	3,953,103
1,350	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/21	1,251,396
2,325	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/31	2,016,542
3,750	Utica, NY Indl Dev Agy Civic Fac Rev Utica College Civic Fac	6.850	12/01/31	3,176,213

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$5,000	Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj, Ser A	6.375%	01/01/24	$4,099,900
2,000	Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg Inc, Ser A (Prerefunded @ 7/01/10)	7.375	07/01/30	2,206,120

				138,703,018

	North Carolina 1.3%
1,000	Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin Auth Intl Paper Co Proj, Ser A (AMT)	5.900	09/01/25	668,220
5,125	Johnston, NC Mem Hosp Auth Mem Hosp Auth (FSA Insd) (b)	5.250	10/01/28	4,665,698
8,000	Johnston, NC Mem Hosp Auth Mem Hosp Auth (FSA Insd) (b)	5.250	10/01/36	6,884,680
1,000	North Carolina Med Care Commn First Mtg Arbor Acres Cmnty Proj (Prerefunded @ 3/01/12)	6.250	03/01/27	1,116,970
7,050	North Carolina Med Care Commn First Mtg Baptist Retirement, Ser A	6.400	10/01/31	5,311,611
3,000	North Carolina Med Care Commn First Mtg Forest at Duke Proj (Prerefunded @ 9/01/12)	6.375	09/01/32	3,372,840
2,000	North Carolina Med Care Commn First Mtg Presbyterian Homes	5.500	10/01/31	1,378,920
2,000	North Carolina Med Care Commn First Mtg Presbyterian Homes	5.600	10/01/36	1,354,400
2,500	North Carolina Med Care Commn First Mtg Salemtowne Proj (Prerefunded @ 4/01/11)	6.625	04/01/31	2,758,725
1,100	North Carolina Med Care Commn First Mtg Salemtowne Proj Rfdg	5.100	10/01/30	700,392
1,000	North Carolina Med Care Commn First Mtg Salemtowne Rfdg	5.000	10/01/23	726,330
1,250	North Carolina Med Care Commn First Mtg Utd Methodist Homes (Prerefunded @ 10/01/09)	7.250	10/01/32	1,322,363
5,005	North Carolina Med Care Commn Hlthcare Fac Rev Pennybyrn at Maryfield, Ser A	6.125	10/01/35	3,399,746
9,500	North Carolina Med Care Commn Retirement Fac Rev First Mtg Givens Estates Proj, Ser A (Prerefunded @ 7/01/13)	6.500	07/01/32	11,072,345
6,500	North Carolina Med Care Commn Retirement Fac Rev First Mtg Vlg Brookwood Rfdg	5.250	01/01/32	4,003,090

				48,736,330

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Dakota 0.4%
$2,610	Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg Lutheran Rfdg	6.100%	10/01/23	$1,688,879
495	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.250	09/01/21	396,148
765	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.400	09/01/26	592,768
2,120	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.600	09/01/31	1,626,252
1,165	Grand Forks, ND Nursing Fac Vly Homes & Svc Proj	5.450	11/01/31	738,936
1,000	Grand Forks, ND Nursing Fac Vly Homes & Svc Proj, Ser A	6.250	11/01/29	737,960
1,545	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.200	12/01/26	1,041,438
2,400	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.300	12/01/34	1,507,152
2,840	Lincoln, ND Muni Indl Dev Act Mo Slope Lutheran Care Ctr Proj	5.350	11/01/41	1,764,577
4,150	Traill Cnty, ND Hlthcare Rev Hillsboro Med Ctr	5.500	05/01/42	2,553,371

				12,647,481

	Ohio 3.2%
13,255	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj	6.500	09/01/36	8,820,407
1,500	Akron Bath Copley, OH St Twp Hosp Dist Rev Summa Hosp, Ser A	5.375	11/15/24	1,283,925
4,000	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	6.900	11/15/23	3,386,240
7,650	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	7.125	11/15/33	6,461,725
31,720	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A2	6.500	06/01/47	21,753,576
70,000	Buckeye, OH Tob Settlement Fin Auth Cap Apprec First Sub B	*	06/01/47	1,546,300
26,050	Buckeye, OH Tob Settlement Fin Auth Cap Apprec Sr Turbo, Ser A-2	5.875	06/01/47	16,129,639
12,340	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.750	06/01/34	7,884,273
17,900	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.875	06/01/30	11,937,689
4,000	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	6.000	06/01/42	2,564,760
1,050	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	6.000	11/01/38	707,532
5,000	Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment Proj	7.350	12/01/31	4,523,300

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (Continued)
$1,355	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750%	05/15/27	$956,318
3,000	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/37	2,055,720
3,645	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/42	2,456,876
2,500	Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty OH Inc Proj, Ser C	6.250	05/15/32	1,884,350
3,000	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	3,040,470
4,000	Dayton, OH Spl Fac Rev Air Fght Cargo Day LLC Proj (AMT)	6.300	04/01/22	3,126,000
2,000	Dayton, OH Spl Fac Rev Air Fght, Ser D (AMT)	6.200	10/01/09	2,049,640
1,955	Hamilton Cnty, OH Multi-Family Rev Hsg Garden Hill Washington Pk Apt (AMT)	7.750	10/01/21	1,157,790
1,000	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.550	08/15/24	965,220
500	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.625	08/15/30	468,595
3,000	Norwood, OH Tax Increment Rev Fin Cornerstone at Norwood	6.200	12/01/31	2,172,870
920	Pinnacle Cmnty Infrastructure Fac, Ser A	6.000	12/01/22	753,563
2,000	Pinnacle Cmnty Infrastructure Fac, Ser A	6.250	12/01/36	1,471,580
500	Port Gtr Cincinnati Dev Auth Coop Pub Pkg Infrastructure Proj	6.300	02/15/24	397,640
2,030	Port Gtr Cincinnati Dev Auth Coop Pub Pkg Infrastructure Proj	6.400	02/15/34	1,479,302
1,500	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	1,189,665
1,920	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.200	11/01/27	1,428,019
2,000	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.350	11/01/37	1,432,440

				115,485,424

	Oklahoma 0.9%
3,405	Atoka Cnty, OK Hlthcare Auth Hosp Rev Atoka Mem Hosp	6.625	10/01/37	2,284,278
4,000	Chickasaw Nation, OK Hlth Sys (d)	6.250	12/01/32	3,073,040
1,170	Citizen Potawatomi Nation, OK, Ser A	6.500	09/01/16	1,102,269
2,000	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg	6.000	04/01/22	1,584,300
750	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A	5.700	04/01/25	542,932

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (Continued)
$1,250	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A	5.875%	04/01/30	$869,588
1,200	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A	7.000	04/01/25	1,017,636
1,990	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A (Prerefunded @ 4/01/10)	7.600	04/01/30	2,141,837
3,500	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.000	12/01/27	2,455,285
7,695	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.125	12/01/36	5,050,152
5,000	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.375	07/01/21	4,529,350
500	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.600	07/01/31	425,350
3,740	Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Rfdg, Ser A (Prerefunded @ 8/15/09)	5.625	08/15/19	3,892,816
2,500	Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Rfdg, Ser A (Prerefunded @ 8/15/09)	5.750	08/15/12	2,604,350
1,000	Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Rfdg, Ser A (Prerefunded @ 8/15/09)	5.750	08/15/15	1,041,740

				32,614,923

	Oregon 0.8%
900	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg	6.000	08/01/14	810,504
4,000	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg	6.875	08/01/28	3,180,400
1,635	Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg Forest Glen, Ser A	7.500	09/01/27	1,445,225
8,900	Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger Plaza Proj Rfdg (Acquired 5/16/03, Cost $8,632,005) (a)	6.500	12/01/29	6,765,869
3,528	Oregon St Hlth Hsg Ed & Cultural Fac Auth, Ser A (AMT)	7.250	06/01/28	3,218,315
2,690	Oregon St Hlth Hsg Ed Auth OR Baptist Retirement Homes, Ser A	8.000	11/15/26	2,493,953
9,925	Yamhill Cnty, OR Hosp Auth Rev Friendsview Retirement Cmnty (Prerefunded @ 12/01/13)	7.000	12/01/34	11,795,465

				29,709,731

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania 5.2%
$1,000	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	5.875%	08/15/18	$830,220
4,500	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	6.000	08/15/28	3,278,385
7,050	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A	5.000	11/15/28	4,037,182
28,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.375	11/15/40	15,645,280
1,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hosp South Hills Hlth Sys, Ser B (Prerefunded @ 5/01/10)	6.625	05/01/20	1,060,200
6,540	Allegheny Cnty, PA Indl Dev Auth Lease Rev Air Fght Cargo Fac Pit LLC (AMT)	7.750	09/01/31	5,613,478
1,695	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	1,338,779
3,500	Berks Cnty, PA Indl Dev Auth First Mtg Rev One Douglassville Proj Rfdg, Ser A (AMT)	6.125	11/01/34	2,601,690
4,275	Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj, Ser A	7.000	01/01/34	3,524,780
4,600	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Fac Rev Ann’s Choice Inc, Ser A	6.250	01/01/35	3,277,638
1,000	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.100	05/01/14	898,960
900	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.200	05/01/19	742,203
2,000	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.300	05/01/29	1,483,360
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/19	875,550
2,500	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/24	2,018,425
10,295	Chester Cnty, PA Hlth & Ed Fac Chester Cnty Hosp, Ser A	6.750	07/01/31	9,208,980
2,250	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.250	07/01/24	2,635,155
2,200	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.625	07/01/34	2,604,228
2,500	Crawford Cnty, PA Hosp Auth Sr Living Fac Rev	6.250	08/15/29	1,913,275
4,000	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Forum Place, Ser A (h)	6.000/5.100	01/15/25	2,015,160
5,500	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	3,840,210

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$1,000	Delaware Cnty, PA Auth First Mt White Horse Vlg Proj, Ser A (Prerefunded @ 7/01/10)	7.625%	07/01/30	$1,097,930
1,000	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.875	07/01/31	707,550
1,900	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.900	07/01/40	1,292,342
930	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser A	5.400	09/01/16	799,577
6,450	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser B	6.000	09/01/36	4,473,526
4,530	Hazleton, PA Hlth Svc Auth Hazleton Saint Joseph’s Med Ctr	6.200	07/01/26	3,476,684
2,200	Indiana Cnty, PA Indl Dev Auth Pollutn Ctl Rev PSEG Pwr LLC Proj Rfdg (AMT)	5.850	06/01/27	1,690,304
1,650	Lancaster, PA Indl Dev Auth Rev Garden Spot Vlg Proj, Ser A (Prerefunded @ 5/01/10)	7.625	05/01/31	1,801,041
2,500	Lehigh Cnty, PA Gen Purp Auth Good Shepherd Group, Ser A	5.625	11/01/34	2,121,450
3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc	7.750	11/01/33	2,738,100
3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc Proj, Ser A	6.000	12/15/23	2,299,290
3,000	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg	6.000	11/01/18	2,285,580
6,085	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg	6.000	11/01/23	4,172,667
1,790	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.100	06/01/18	1,464,435
4,000	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	2,825,240
4,180	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Impt & Rfdg	6.875	04/01/36	3,349,977
873	Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp Proj Rfdg, Ser A	6.000	12/01/10	859,207
3,000	Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare Adv Geriatric, Ser A	8.375	07/01/23	2,872,770
1,500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.125	02/01/28	1,038,300
13,755	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.250	02/01/35	9,053,954
2,140	Montgomery Cnty, PA Indl Dev Auth Rev Wordsworth Academy	7.750	09/01/14	2,110,939

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$1,600	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625%	07/01/32	$1,250,576
2,190	Northeastern, PA Hosp & Ed Auth Hlthcare Rev	7.125	10/01/29	1,806,750
2,900	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.125	11/01/21	2,524,653
2,755	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.250	11/01/31	2,157,688
3,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.375	11/01/41	2,316,660
2,650	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.500	11/01/16	2,571,030
13,250	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT) (i)	6.750	12/01/36	8,270,783
5,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy Seward, Ser A (AMT) (i)	6.750	12/01/36	3,121,050
2,230	Pennsylvania Econ Dev Fin Northwestn Human Svc, Ser A	5.250	06/01/28	1,436,678
1,565	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A (b)	6.000	01/15/31	1,517,471
5,000	Pennsylvania St Higher Ed Fac La Salle Univ	5.500	05/01/34	3,805,050
985	Pennsylvania St Higher Ed Student Assn Inc Proj, Ser A	6.750	09/01/32	820,485
1,500	Philadelphia, PA Auth for Indl Cathedral Vlg Proj, Ser A	6.875	04/01/34	1,224,060
2,600	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.500	11/15/18	2,024,490
5,485	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.600	11/15/28	3,743,842
1,090	Philadelphia, PA Auth Indl Dev Cathedral Vlg Proj, Ser A	6.750	04/01/23	925,846
8,500	Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	7,955,065
560	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A	6.125	01/01/13	515,396
4,000	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A	7.250	01/01/21	3,615,960
4,190	Pittsburgh, PA Wtr & Swr Auth Wtr & Swr Sys Rev 1st Lien, Ser D-1 (FSA Insd)	5.000	09/01/24	4,126,857
5,425	Pittsburgh, PA Wtr & Swr Auth Wtr & Swr Sys Rev 1st Lien, Ser D-1 (FSA Insd)	5.000	09/01/25	5,304,185

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$4,300	Susquehanna Area Regl Arpt Auth PA Sys Rev, Ser A (AMT)	6.500%	01/01/38	$3,279,997
2,500	Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone, Ser B (Prerefunded @ 11/15/10)	8.000	11/15/23	2,797,825

				189,086,398

	Rhode Island 0.1%
2,000	Rhode Island St Econ Dev Corp Rev Oblig Providence Pl	7.250	07/01/20	1,693,800
1,400	Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg, Ser A	6.875	05/01/22	1,279,404

				2,973,204

	South Carolina 1.6%
2,465	Lancaster Cnty, SC Assmt Rev Edenmoor Impt Dist, Ser B (Acquired 5/19/06, Cost $2,465,000) (a)	5.750	12/01/37	1,537,494
4,080	Laurens Cnty, SC Sch Dist No 55 Installment Pur Rev	5.250	12/01/30	3,187,378
1,450	Loris, SC Cmnty Hosp Dist Hosp Rev, Ser B	5.625	01/01/29	1,123,358
1,700	Medical Univ SC Hosp Auth Rfdg, Ser A (Prerefunded @ 8/15/12)	6.375	08/15/27	1,929,908
10,995	Piedmont Muni Pwr Agy SC Elec Rev (MBIA Insd) (b)	5.375	01/01/25	11,202,586
7,000	Richland Cnty, SC Environmental Impt Rev Intl Paper, Ser A (AMT)	6.100	04/01/23	5,011,370
208	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (j)	6.750	11/15/10	221,289
500	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (Prerefunded @ 11/15/10)	7.500	11/15/20	563,420
495	South Carolina Jobs Econ Dev Auth Fac Rev Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375	08/01/34	566,295
1,200	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Lutheran Homes Rfdg	5.650	05/01/18	968,676
2,500	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	1,674,400
1,500	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.300	10/01/36	938,700

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (Continued)
$1,000	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.625%	05/01/42	$633,340
9,900	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	8,506,872
5,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance, Ser A	6.125	08/01/23	4,557,300
1,200	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	872,292
1,700	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/37	1,162,902
3,200	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	2,131,136
2,540	South Carolina Jobs Econ Dev First Mtg Lutheran Homes Rfdg	5.700	05/01/26	1,824,177
1,650	South Carolina Jobs Econ Episcopal Home Still Proj, Ser A	6.250	05/15/25	1,284,640
3,350	South Carolina Jobs Econ Episcopal Home Still Proj, Ser A	6.375	05/15/32	2,518,698
4,005	South Carolina Jobs Econ Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375	08/01/34	4,540,749

				56,956,980

	South Dakota 0.7%
3,750	Minnehaha Cnty, SD Hlth Fac Bethany Lutheran Home Proj, Ser A (Prerefunded @ 12/01/12)	7.000	12/01/35	4,324,950
2,000	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.375	12/01/27	1,338,140
2,315	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.500	12/01/35	1,434,096
6,285	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/26	3,999,586
3,250	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/33	1,909,765
1,750	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.625	11/15/23	2,012,220
3,250	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.750	11/15/33	3,752,190

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Dakota (Continued)
$9,430	Sioux Falls, SD Multi-Family Rev Hsg Inn on Westport Proj Rfdg A1 (Acquired 8/04/06, Cost $9,430,000) (a)	6.000%	03/01/40	$6,286,981
1,600	Winner, SD Econ Dev Rev Winner Regl Hlthcare Ctr Rfdg	6.000	04/01/28	1,180,448

				26,238,376

	Tennessee 2.4%
1,500	Blount Cnty, TN Hlth & Ed Fac Brd Rev Asbury Inc Rfdg, Ser A	5.125	04/01/23	1,062,465
1,200	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/19	967,044
1,000	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/24	762,340
8,330	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A	5.500	07/01/36	5,611,171
5,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/25	5,962,850
7,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/33	7,779,380
1,200	Johnson City, TN Hlth & Ed Fac Brd Retirement Fac Rev Appalachian Christian Vlg Proj, Ser A	6.250	02/15/32	877,452
7,000	Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac Rev Baptist Hlth Sys East TN	6.500	04/15/31	6,235,180
2,700	Knox Cnty, TN Hlth Ed Hosp Fac Impt East TN Hosp Rfdg, Ser B	5.750	07/01/33	1,988,064
2,235	Memphis, TN Hlth Ed & Hsg Fac Brd Multi-Family Hsg Rev (AMT)	6.700	11/01/37	1,734,114
4,850	Metropolitan Govt Nashville & Davidson Blakeford at Green Hills Rfdg	5.650	07/01/24	3,530,849
1,900	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.000	12/01/23	1,602,080
8,000	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.250	12/01/34	6,570,640
6,265	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Methodist Hlthcare (b)	6.500	09/01/21	7,014,357
3,735	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Methodist Hlthcare (b)	6.500	09/01/21	4,181,743
1,725	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Residential Care Germantown Vlg, Ser A	6.375	12/01/13	1,606,786
375	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac Kirby Pines, Ser A	6.250	11/15/16	327,956

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (Continued)
$7,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac Kirby Pines, Ser A	6.375%	11/15/25	$5,439,210
18,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser A (FSA Insd) (b)	5.250	09/01/27	17,033,220
4,500	Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj (Prerefunded @ 9/01/12)	6.250	09/01/32	5,030,190
5,000	Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj, Ser C	5.250	09/01/36	3,317,250

				88,634,341

	Texas 6.0%
1,805	Abia Dev Corp TX Arpt Fac Rev Aero Austin LP Proj (AMT)	7.250	01/01/25	1,516,146
3,775	Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj, Ser A (AMT)	6.500	10/01/23	2,965,753
2,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	6.750	11/15/28	1,599,340
5,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	7.000	11/15/33	4,085,500
7,660	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500	11/01/29	5,241,815
1,700	Atlanta, TX Hosp Auth Fac Rev	6.750	08/01/29	1,356,906
7,000	Austin, TX Convention Enterprises Inc Convention Ctr Second Tier Rfdg, Ser B (d)	5.750	01/01/34	4,724,300
1,965	Austin-Bergstorm Landhost Enterprises Inc TX Arpt Hotel Sr, Ser A	6.750	04/01/27	1,326,473
750	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.125	07/01/22	837,180
1,000	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.300	07/01/32	1,122,160
3,300	Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev Woodland Ridge Apt Proj, Ser A (AMT)	7.000	01/01/39	2,714,910
5,000	Brazos Riv Auth TX Pollutn Ctl Rev TXU Energy Co Proj Rfdg, Ser A (AMT) (i)	6.750	04/01/38	4,176,850
9,500	Brazos Riv Auth TX Pollutn Ctl Rev TXU Energy Co Proj Rfdg, Ser B (AMT) (i)	6.300	07/01/32	5,333,870
10,000	Brazos Riv Auth TX Pollutn TX Util Co, Ser A (AMT)	7.700	04/01/33	6,895,200

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$1,000	Brazos Riv Auth TX Rev Reliant Energy Inc Proj Rfdg, Ser A (i)	5.375%	04/01/19	$757,760
2,000	Comal Cnty, TX Hlth Fac Dev Hlthcare Sys McKenna Mem Proj, Ser A (Prerefunded @ 2/01/13)	6.125	02/01/22	2,261,480
6,000	Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg	7.250	04/01/32	5,286,900
1,000	Dallas-Fort Worth, TX Intl Arpt Impt Jt, Ser A (MBIA Insd) (AMT)	6.000	11/01/28	872,550
3,000	Dallas-Fort Worth, TX Intl Arpt Impt Jt, Ser A MBIA-RE FGIC (AMT)	6.000	11/01/32	2,557,170
4,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (MBIA Insd) (AMT)	6.250	11/01/28	3,612,600
8,000	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.000	09/01/25	6,648,240
5,000	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.125	09/01/34	4,167,050
920	Grand Prairie, TX Hsg Fin Corp (h)	7.500/3.750	07/01/17	753,820
1,000	Grand Prairie, TX Hsg Fin Corp (h)	7.625/3.813	01/01/20	783,590
7,390	Grand Prairie, TX Hsg Fin Corp (h)	7.750/2.580	01/01/34	5,223,474
1,980	Grapevine, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.500	01/01/24	1,664,289
1,170	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.375	10/01/21	1,078,354
2,070	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.500	10/01/26	1,857,659
1,830	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.375	10/01/21	2,075,568
1,220	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.500	10/01/29	1,389,238
780	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.500	10/01/29	683,147
1,050	Gulf Coast Waste Disp Auth Valero Energy Corp Proj (AMT)	5.700	04/01/32	667,012
4,300	HFDC Cent TX Inc Retirement, Ser A	5.500	02/15/27	2,868,100
5,550	HFDC Cent TX Inc Retirement, Ser A	5.500	02/15/37	3,450,324
8,100	HFDC Cent TX Inc Retirement, Ser A	5.625	11/01/26	5,540,967
2,000	HFDC Cent TX Inc Retirement, Ser A	5.750	11/01/36	1,294,620
1,500	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/33	1,151,640
2,000	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/38	1,504,780
500	Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty, Ser A (Prerefunded @ 2/15/14)	7.000	02/15/23	577,050

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$3,985	Houston, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.375%	01/01/23	$3,331,022
2,500	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.500	07/01/26	1,933,825
10,000	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.625	07/01/36	7,560,400
1,500	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj, Ser A (Prerefunded @ 7/01/09)	6.500	07/01/29	1,577,565
2,500	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	1,850,950
8,515	Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc Apt Proj	6.500	12/01/30	6,900,215
1,000	Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr, Ser A (Prerefunded @ 2/15/10)	7.625	02/15/28	1,078,170
800	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	6.625	01/01/11	770,912
2,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	2,138,975
2,000	Midlothian, TX Dev Auth Tax (Acquired 12/02/04, Cost $2,000,000) (a)	6.200	11/15/29	1,598,400
2,000	Midlothian, TX Dev Auth Tax (Prerefunded @ 5/15/11)	7.875	11/15/26	2,293,700
7,350	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (i)	6.000	08/01/20	6,742,082
3,585	Orange, TX Hsg Dev Corp Multi-Family Rev Hsg Vlg at Pine Hallow	8.000	03/01/28	3,000,466
3,000	Richardson, TX Hosp Auth Rev Richardson Regl Impt & Rfdg	6.000	12/01/34	2,409,270
2,000	Sabine River Auth TX Pollutn Ctl Rev TX Elec Proj Rfdg, Ser A (AMT) (i)	6.450	06/01/21	1,287,940
1,780	San Antonio, TX Hsg Fin Corp Multi-Family Hsg Rev Marbach Manor Apt Proj, Ser A (AMT) (f)	8.125	06/01/27	1,296,143
4,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig Group	5.125	05/15/37	2,503,200
1,250	Tarrant Cnty, TX Cultural Ed Northwest Sr Hsg Edgemere Proj, Ser A	6.000	11/15/26	942,813
2,000	Texas St Pub Fin Auth Sch Excellence Ed Proj, Ser A (Acquired 12/02/04, Cost $1,986,049) (a)	7.000	12/01/34	1,570,220

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$1,000	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500%	09/01/22	$1,146,680
4,375	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/34	5,016,725
15,000	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser A (b)	5.000	07/15/25	14,799,375
6,200	Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp	6.000	07/01/29	5,067,384
3,110	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg	5.250	11/01/32	2,056,488
10,000	University, TX Univ Rev Fin Sys, Ser D (b)	5.000	08/15/29	11,031,550
15,000	University, TX Univ Rev Fin Sys, Ser D (b)	5.000	08/15/34	16,547,325
7,585	Wichita Cnty, TX Hlth Fac Rolling Meadows Fac Rfdg, Ser A	6.250	01/01/28	5,745,713
4,500	Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj	7.500	12/01/29	3,775,950

				218,597,243

	Utah 0.4%
1,397	Eagle Mountain, UT Spl Assmt Spl Impt Dist No 2000 1	8.250	02/01/21	1,333,828
500	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (f) (g)	7.600	09/01/06	140,000
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (f) (g)	7.800	09/01/15	280,000
6,965	Mountain Regl Wtr Spl Svc Dist UT Spl Impt Dist No 2002-1	7.000	12/01/18	6,381,681
5,000	Utah St Charter Sch Fin Auth George Washington Academy, Ser A	7.000	07/15/40	3,997,600
2,300	Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj, Ser A	6.875	07/01/27	1,789,745

				13,922,854

	Vermont 0.3%
1,155	Vermont Econ Dev Auth Rev Mtg Wake Robin Corp Proj, Ser B (Prerefunded @ 3/01/09)	6.750	03/01/24	1,194,455
1,215	Vermont Ed & Hlth Bldg Fin Agy Rev Bennington College Proj	6.500	10/01/14	1,176,825
4,130	Vermont Ed & Hlth Bldg Fin Agy Rev Bennington College Proj	6.625	10/01/29	3,267,367
1,290	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.375	06/15/22	1,180,595

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Vermont (Continued)
$2,170	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.500%	06/15/32	$1,866,851
105	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.000	12/15/09	106,147
1,930	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.125	12/15/14	1,910,102
1,325	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.250	12/15/19	1,251,794

				11,954,136

	Virginia 2.2%
2,500	Albemarle Cnty, VA Indl Dev Auth Residential Care Fac, Ser A (Prerefunded @ 1/01/12)	6.200	01/01/31	2,773,100
2,000	Bedford Cnty, VA Indl Dev Auth Nekoosa Packaging Proj Rfdg (AMT)	6.300	12/01/25	1,380,340
1,900	Bedford Cnty, VA Indl Dev Auth Nekoosa Packaging Proj Rfdg, Ser A (AMT)	6.550	12/01/25	1,349,399
530	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser A	6.750	03/01/22	539,142
3,785	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser B	7.000	03/01/32	3,255,100
10,000	Broad Str Cmnty Dev Auth VA	7.500	06/01/33	8,841,800
1,463	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.600	03/01/25	1,221,005
8,000	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.750	03/01/34	6,293,360
5,000	Celebrate, VA South Cmnty Dev Celebrate VA South Proj	6.250	03/01/37	3,439,550
3,000	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.125	12/01/30	2,226,210
3,500	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.250	12/01/38	2,538,410
4,000	Chesterfield Cnty, VA Indl Dev Elec & Pwr, Ser A	5.875	06/01/17	4,023,720
2,425	Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr Proj	6.250	03/01/26	2,000,722
3,500	Fairfax Cnty, VA Econ Dev Auth Living Lewinsville Retirement Villa, Ser A	5.250	03/01/32	2,184,595
4,500	Farms New Kent, VA Cmnty Dev, Ser B	5.450	03/01/36	2,697,840
4,750	Farms New Kent, VA Cmnty Dev, Ser C	5.800	03/01/36	3,007,083

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (Continued)
$4,000	Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist Rfdg, Ser A	6.500%	06/01/22	$3,481,640
795	Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist Rfdg, Ser A (Prerefunded @ 6/01/12)	6.700	06/01/27	903,645
2,205	Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist Rfdg, Ser A (Prerefunded @ 6/01/12)	6.700	06/01/27	1,843,975
5,200	Isle Wight Cnty, VA Indl Dev Auth Environment Impt Rev, Ser A (AMT)	5.700	11/01/27	3,277,456
1,200	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.000	03/01/23	949,140
3,000	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.125	03/01/32	2,244,780
500	Norfolk, VA Redev & Hsg Auth First Mtg Retirement Cmnty, Ser A	6.000	01/01/25	377,680
1,950	Norfolk, VA Redev & Hsg Auth First Mtg Retirement Cmnty, Ser A	6.125	01/01/35	1,348,308
5,000	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	3,616,650
2,840	Prince William Cnty, VA Indl Dev First Mtg Westminster Lake Rfdg	5.125	01/01/26	1,921,203
5,305	Richmond, VA Redev & Hsg Auth Multi-Family Rev Rfdg, Ser A	6.250	12/15/21	4,543,361
7,000	Roanoke Cnty, VA Indl Dev Auth Glebe Inc, Ser A	6.300	07/01/35	1,529,500
1,751	Virginia Gateway Cmnty Dev Auth VA Spl Assmt	6.250	03/01/26	1,444,645
3,953	Virginia Gateway Cmnty Dev Prince William Cnty	6.375	03/01/30	3,161,847
1,700	Virginia Small Business Fin Auth Rev Indl Dev SIL Clean Wtr Proj (AMT) (f)	7.250	11/01/24	55,250
365	Virginia Small Business Fin Indl Dev SIL Clean Wtr Proj (AMT) (f)	7.250	11/01/09	11,863

				78,482,319

	Washington 1.0%
5,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750	01/01/38	3,824,250
2,000	Kennewick, WA Pub Hosp Dist Impt & Rfdg	6.300	01/01/25	1,522,140
410	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp	7.000	12/01/11	406,129

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (Continued)
$400	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp	7.250%	12/01/15	$390,068
2,000	Skagit Cnty, WA Pub Hosp Dist Rfdg	6.000	12/01/18	1,901,160
1,000	Skagit Cnty, WA Pub Hosp Dist Rfdg	6.000	12/01/23	888,040
2,215	Tobacco Settlement Auth WA Tob Settlement Rev	6.500	06/01/26	1,971,461
8,315	Tobacco Settlement Auth WA Tob Settlement Rev	6.625	06/01/32	6,669,129
16,800	Washington St Hsg Fin Commn Nonprofit Custodial Rev Custodial Rcpt Wesley Homes, Ser A (Acquired 5/07/08, Cost $16,800,000) (a)	6.200	01/01/36	13,832,784
6,100	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	3,860,141

				35,265,302

	West Virginia 0.6%
8,250	Harrison Cnty, WV Cnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	6,176,857
1,250	Randolph Cnty, WV Bldg Commn Rev Crossover Elkins Regl Proj Rfdg	6.125	07/01/23	947,388
5,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Health Sys	6.500	10/01/38	3,692,750
15,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Health Sys	6.750	10/01/43	11,403,450

				22,220,445

	Wisconsin 2.2%
6,405	Badger Tob Asset Sec Corp WI	6.375	06/01/32	5,732,603
4,180	Baldwin, WI Hosp Rev Mtg, Ser A	6.375	12/01/28	3,156,234
3,750	Hudson, WI Fac Hlthcare Rev Christian Cmnty Home Inc Proj	6.500	04/01/33	2,843,250
2,300	Milwaukee, WI Rev Sub Air Cargo (AMT)	7.500	01/01/25	2,074,048
2,500	Waukesha, WI Redev Auth Hsg Sr Kirkland Crossings Proj Rfdg	5.600	07/01/41	1,696,500
1,000	Wisconsin Hlth & Ed Fac Auth Rev Eastcastle Pl Inc Proj	6.000	12/01/24	760,210
4,400	Wisconsin Hlth & Ed Fac Eastcastle Pl Inc Proj	6.125	12/01/34	3,111,856
6,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare	6.400	04/15/33	5,118,480
8,725	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc, Ser A	5.600	02/15/29	6,619,047
4,750	Wisconsin St Hlth & Ed Fac Auth Rev Clement Manor Rfdg	5.750	08/15/24	3,479,992

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (Continued)
$2,750	Wisconsin St Hlth & Ed Fac Auth Rev New Castle Pl Proj, Ser A	7.000%	12/01/31	$2,238,665
1,250	Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj, Ser A	7.625	08/15/30	1,279,100
1,115	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750	10/01/18	901,578
2,485	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750	10/01/28	1,718,601
335	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.900	10/01/28	236,808
1,200	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj	6.500	07/01/23	1,003,524
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj, Ser B	6.625	07/01/28	806,750
2,000	Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc, Ser A	6.500	08/15/24	1,657,060
2,000	Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc, Ser A	6.500	08/15/26	1,612,700
1,000	Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc, Ser A	6.750	08/15/34	802,910
250	Wisconsin St Hlth & Ed Fac Blood Ctr Southeastn Proj	5.500	06/01/24	217,740
750	Wisconsin St Hlth & Ed Fac Blood Ctr Southeastn Proj	5.750	06/01/34	621,173
1,090	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.125	01/15/22	995,475
2,355	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.250	01/15/33	2,026,030
2,380	Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare, Ser C (Prerefunded @ 5/01/12)	7.500	05/01/32	2,739,380
330	Wisconsin St Hlth & Ed Fac Froedert & Cmnty	5.375	10/01/30	293,839
3,000	Wisconsin St Hlth & Ed Fac Hlthcare Dev Inc Proj (Prerefunded @ 11/15/09)	6.250	11/15/28	3,173,940
2,000	Wisconsin St Hlth & Ed Fac Oakwood Vlg Proj, Ser A (Prerefunded @ 8/15/10)	7.000	08/15/19	2,188,160
2,250	Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr A	6.250	04/01/34	1,626,548
3,630	Wisconsin St Hlth & Ed Fac Synergy Hlth Inc	6.000	11/15/23	3,516,817
5,800	Wisconsin St Hlth & Ed Fac Synergy Hlth Inc	6.000	11/15/32	5,439,994

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (Continued)
$2,750	Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for the Aging	5.700%	03/01/28	$1,935,367
10,000	Wisconsin St Hth & Ed Fac Auth Rev Ministry Hlthcare, Ser A (MBIA Insd)	5.250	02/15/32	7,885,400

				79,509,779

	Wyoming 0.1%
2,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	1,233,500
2,100	Teton Cnty, WY Hosp Dist Hosp Rst Johns Med Ctr	6.750	12/01/22	1,792,413

				3,025,913

	Puerto Rico 0.1%
5,000	Puerto Rico Indl Tourist Ed & Trans Mem Mennonite Gen Hosp Proj, Ser A	6.500	07/01/26	3,775,200

Total Investments 106.6% (Cost $4,826,513,215)				$3,872,491,036

Liability for Floating Rate Note Obligations Related to Securities Held (8.1%) (Cost ($295,125,000))
(295,125)	Notes with interest rates ranging from 0.93% to 3.50% at November 30, 2008 and contractual maturities of collateral ranging from 2021 to 2046 (See Note 1) (c)			(295,125,000)

Total Net Investments 98.5% (Cost $4,531,388,215)				3,577,366,036

Other Assets in Excess of Liabilities 1.5%				55,590,824

Net Assets 100.0%				$3,632,956,860

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.1% of net assets.

(b)	Underlying security related to Inverse Floaters entered into by the Fund. See Note 1.

(c)	Floating Rate Notes. The interest rate shown reflects the rates in effect at November 30, 2008.

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2008  continued

(e)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(f)	Non-income producing security.

(g)	This issuer is currently in liquidation.

(h)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(i)	Variable Rate Coupon

(j)	Escrowed to Maturity

ACA—American Capital Access
AGL—Assured Guaranty Ltd.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
FGIC—Financial Guaranty Insurance Co.
FHA—Federal Housing Administration
FSA—Financial Security Assurance Inc.
GNMA—Government National Mortgage Association
GTY AGMT—Guarantee Agreement
LOC—Letter of Credit
MBIA—Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Statements

Statement of Assets and Liabilities
November 30, 2008

Assets:
Total Investments (Cost $4,826,513,215)	$3,872,491,036
Receivables:
Interest	86,894,470
Investments Sold	7,034,036
Fund Shares Sold	6,017,128
Other	245,783

Total Assets	3,972,682,453

Liabilities:
Floating Rate Note Obligations	295,125,000
Payables:
Fund Shares Repurchased	18,099,191
Custodian Bank	17,417,130
Income Distributions	4,738,278
Investment Advisory Fee	1,574,036
Distributor and Affiliates	1,556,477
Trustees’ Deferred Compensation and Retirement Plans	329,959
Accrued Expenses	885,522

Total Liabilities	339,725,593

Net Assets	$3,632,956,860

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$4,773,680,557
Accumulated Undistributed Net Investment Income	11,547,847
Accumulated Net Realized Loss	(198,249,365)
Net Unrealized Depreciation	(954,022,179)

Net Assets	$3,632,956,860

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $2,662,942,605 and 326,693,284 shares of beneficial interest issued and outstanding)	$8.15
Maximum sales charge (4.75%* of offering price)	0.41

Maximum offering price to public	$8.56

Class B Shares:
Net asset value and offering price per share (Based on net assets of $329,752,178 and 40,444,032 shares of beneficial interest issued and outstanding)	$8.15

Class C Shares:
Net asset value and offering price per share (Based on net assets of $584,835,078 and 71,832,638 shares of beneficial interest issued and outstanding)	$8.14

Class I Shares:
Net asset value and offering price per share (Based on net assets of $55,426,999 and 6,781,378 shares of beneficial interest issued and outstanding)	$8.17

*	On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Statements  continued

Statement of Operations
For the Year Ended November 30, 2008

Investment Income:
Interest	$310,372,520

Expenses:
Investment Advisory Fee	22,097,580
Interest and Residual Trust Expenses	15,202,769
Distribution (12b-1) and Service Fees
Class A	7,967,303
Class B	4,404,534
Class C	6,828,278
Transfer Agent Fees	1,728,620
Accounting and Administrative Expenses	756,952
Custody	510,138
Reports to Shareholders	446,472
Professional Fees	273,632
Registration Fees	191,333
Trustees’ Fees and Related Expenses	99,992
Other	102,836

Total Expenses	60,610,439
Less Credits Earned on Cash Balances	52,798

Net Expenses	60,557,641

Net Investment Income	$249,814,879

Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$(93,500,385)
Futures	(223,387)

Net Realized Loss	(93,723,772)

Unrealized Appreciation/Depreciation:
Beginning of the Period	65,397,875
End of the Period	(954,022,179)

Net Unrealized Depreciation During the Period	(1,019,420,054)

Net Realized and Unrealized Loss	$(1,113,143,826)

Net Decrease in Net Assets From Operations	$(863,328,947)

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Statements  continued

Statements of Changes in Net Assets

	For The	For The
	Year Ended	Year Ended
	November 30, 2008	November 30, 2007

From Investment Activities:
Operations:
Net Investment Income	$249,814,879	$220,556,783
Net Realized Loss	(93,723,772)	(3,361,864)
Net Unrealized Depreciation During the Period	(1,019,420,054)	(245,441,403)

Change in Net Assets from Operations	(863,328,947)	(28,246,484)

Distributions from Net Investment Income:
Class A Shares	(182,379,785)	(164,601,848)
Class B Shares	(21,700,464)	(25,871,396)
Class C Shares	(33,897,847)	(28,536,068)
Class I Shares	(1,249,594)	(44,327)

Total Distributions	(239,227,690)	(219,053,639)

Net Change in Net Assets from Investment Activities	(1,102,556,637)	(247,300,123)

From Capital Transactions:
Proceeds from Shares Sold	1,393,628,216	804,056,290
Net Asset Value of Shares Issued Through Dividend Reinvestment	180,005,906	151,770,848
Cost of Shares Repurchased	(1,187,330,061)	(863,548,512)

Net Change in Net Assets from Capital Transactions	386,304,061	92,278,626

Total Decrease in Net Assets	(716,252,576)	(155,021,497)
Net Assets:
Beginning of the Period	4,349,209,436	4,504,230,933

End of the Period (Including accumulated undistributed net investment income of $11,547,847 and $1,110,586, respectively)	$3,632,956,860	$4,349,209,436

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Statements  continued

Statement of Cash Flows
For the Year Ended November 30, 2008

Change in Net Assets from Operations	$(863,328,947)

Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of Investments	(2,450,290,428)
Proceeds from Sales of Investments	2,334,843,740
Net Sales of Short-Term Investments	155,000
Amortization of Premium	3,618,000
Accretion of Discount	(4,584,648)
Net Realized Loss on Investments	93,500,385
Net Change in Unrealized Depreciation on Investments	1,019,102,796
Increase in Interest Receivables	(9,848,127)
Decrease in Receivable for Investments Sold	12,242,966
Decrease in Variation Margin on Futures	456,250
Decrease in Other Assets	68,772
Decrease in Investments Purchased Payable	(11,775,537)
Decrease in Investment Advisory Fees	(267,606)
Decrease in Distributor and Affiliates Payable	(393,606)
Decrease in Trustees’ Deferred Compensation and Retirement Plans	(63,763)
Increase in Accrued Expenses	506,819
Increase in Custodian Bank Payable	6,272,730

Total Adjustments	993,543,743

Net Cash Provided by Operating Activities	130,214,796

Cash Flows From Financing Activities
Proceeds from Shares Sold	1,391,461,505
Repurchased Shares	(1,183,146,650)
Dividends Paid	(60,029,651)
Proceeds from and Repayments of Floating Rate Note Obligations	(278,500,000)

Net Cash Used for Financing Activities	(130,214,796)

Net Change in Cash	-0-
Cash at the Beginning of the Period	-0-

Cash at the End of the Period	$-0-

Supplemental Disclosures of Cash Flow Information
Cash Paid During the Year for Interest	$15,202,769

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Year Ended November 30,
Class A Shares	2008	2007	2006		2005	2004

Net Asset Value, Beginning of the Period	$10.61	$11.24	$10.82		$10.59	$10.55

Net Investment Income	0.59 (a)	0.58 (a)	0.60	(a)	0.60	0.62
Net Realized and Unrealized Gain/Loss	(2.48)	(0.64)	0.41		0.24	0.04

Total from Investment Operations	(1.89)	(0.06)	1.01		0.84	0.66
Less:
Distributions from Net Investment Income	0.57	0.57	0.59		0.61	0.62

Net Asset Value, End of the Period	$8.15	$10.61	$11.24		$10.82	$10.59

Total Return (b)	–18.57%	–0.57%	9.63%		8.05%	6.42%
Net Assets at End of the Period (In millions)	$2,662.9	$3,185.0	$3,217.6		$3,133.6	$2,923.0
Ratio of Expenses to Average Net Assets	1.21%	1.55%	1.37%		1.09%	0.88%
Ratio of Net Investment Income to Average Net Assets	5.96%	5.23%	5.44%		5.58%	5.87%
Portfolio Turnover	49%	26%	27%		20%	20%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.86%	0.84%	0.85%		0.85%	0.85%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Year Ended November 30,
Class B Shares	2008	2007	2006		2005	2004

Net Asset Value, Beginning of the Period	$10.61	$11.24	$10.82		$10.59	$10.55

Net Investment Income	0.52 (a)	0.49 (a)	0.52	(a)	0.52	0.54
Net Realized and Unrealized Gain/Loss	(2.49)	(0.63)	0.41		0.24	0.04

Total from Investment Operations	(1.97)	(0.14)	0.93		0.76	0.58
Less:
Distributions from Net Investment Income	0.49	0.49	0.51		0.53	0.54

Net Asset Value, End of the Period	$8.15	$10.61	$11.24		$10.82	$10.59

Total Return (b)	–19.21%	–1.32%	8.81%		7.26%	5.62%
Net Assets at End of the Period (In millions)	$329.8	$505.8	$632.1		$679.9	$740.9
Ratio of Expenses to Average Net Assets	1.96%	2.30%	2.12%		1.84%	1.63%
Ratio of Net Investment Income to Average Net Assets	5.19%	4.48%	4.69%		4.83%	5.12%
Portfolio Turnover	49%	26%	27%		20%	20%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.61%	1.59%	1.60%		1.60%	1.60%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Year Ended November 30,
Class C Shares	2008	2007		2006		2005	2004

Net Asset Value, Beginning of the Period	$10.60	$11.22		$10.81		$10.58	$10.54

Net Investment Income	0.51 (a)	0.49	(a)	0.52	(a)	0.52	0.54
Net Realized and Unrealized Gain/Loss	(2.48)	(0.62)		0.40		0.24	0.04

Total from Investment Operations	(1.97)	(0.13)		0.92		0.76	0.58
Less:
Distributions from Net Investment Income	0.49	0.49		0.51		0.53	0.54

Net Asset Value, End of the Period	$8.14	$10.60		$11.22		$10.81	$10.58

Total Return (b)	–19.22%	–1.22%	(c)	8.73%	(c)	7.27%	5.63%
Net Assets at End of the Period (In millions)	$584.8	$656.9		$654.2		$661.7	$670.6
Ratio of Expenses to Average Net Assets	1.96%	2.29%	(c)	2.11%	(c)	1.84%	1.63%
Ratio of Net Investment Income to Average Net Assets	5.22%	4.50%	(c)	4.70%	(c)	4.83%	5.12%
Portfolio Turnover	49%	26%		27%		20%	20%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.61%	1.58%	(c)	1.59%	(c)	1.60%	1.60%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

			March 1, 2006
			(Commencement
	Year Ended November 30,		of Operations) to
Class I Shares	2008	2007	November 30, 2006

Net Asset Value, Beginning of the Period	$10.64	$11.25	$10.98

Net Investment Income (a)	0.62	0.60	0.47
Net Realized and Unrealized Gain/Loss	(2.50)	(0.61)	0.26

Total from Investment Operations	(1.88)	(0.01)	0.73
Less:
Distributions from Net Investment Income	0.59	0.60	0.46

Net Asset Value, End of the Period	$8.17	$10.64	$11.25

Total Return (b)	–18.39%	–0.14%	6.85% *
Net Assets at End of the Period (In millions)	$55.4	$1.6	$0.3
Ratio of Expenses to Average Net Assets	0.99%	1.30%	1.12%
Ratio of Net Investment Income to Average Net Assets	6.70%	5.49%	5.69%
Portfolio Turnover	49%	26%	27%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.64%	0.59%	0.60%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2008

1. Significant Accounting Policies
Van Kampen High Yield Municipal Fund (the “Fund”) is organized as a series of the Van Kampen Tax Exempt Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund’s investment adviser generally seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of medium and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2008  continued

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1—Quoted Prices	$-0-
Level 2—Other Significant Observable Inputs	3,872,491,036
Level 3—Significant Unobservable Inputs	-0-

Total	$3,872,491,036

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At November 30, 2008, the Fund had no when-issued or delayed delivery purchase commitments.
The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. Income and Expenses Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2008  continued

Uncertainty in Income Taxes on May 31, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended November 30, 2008, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2008, the Fund had an accumulated capital loss carry forward for tax purposes of $205,396,264, which will expire according to the following schedule:

Amount	Expiration

$14,466,429	November 30, 2011
38,535,389	November 30, 2012
39,641,173	November 30, 2013
112,753,273	November 30, 2016

At November 30, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$4,518,668,164

Gross tax unrealized appreciation	$61,962,770
Gross tax unrealized depreciation	(1,003,264,898)

Net tax unrealized depreciation on investments	$(941,302,128)

E. Distribution of Income and Gains The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.
The tax character of distributions paid during the years ended November 30, 2008 and 2007 were as follows:

	2008	2007

Distributions paid from:
Ordinary Income	$643,467	$975,538
Tax-exempt Income	239,392,089	218,906,906

	$240,035,556	$219,882,444

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2008  continued

Permanent differences, primarily due to book to tax accretion differences and the Fund’s investment in other regulated investment companies, resulted in the following reclassifications among the Fund’s components of net assets at November 30, 2008:

Accumulated Undistributed	Accumulated
Net Investment Income	Net Realized Loss	Capital

$(149,928)	$149,928	$-0-

As of November 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$330,301
Undistributed tax-exempt income	13,338,951

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes and the deferral of losses relating to wash sale transactions.

F. Floating Rate Note Obligations Related to Securities Held The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Fund’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At November 30, 2008, Fund investments with a value of $435,693,217 are held by the dealer trusts and serve as collateral for the $295,125,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at November 30, 2008 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the fiscal year ended November 30, 2008 were $525,467,113 and 2.89%, respectively.

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2008  continued

G. Credits Earned on Cash Balances During the year ended November 30, 2008, the Fund’s custody fee was reduced by $52,798 as a result of credits earned on cash balances.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $300 million	.60%
Next $300 million	.55%
Over $600 million	.50%

For the year ended November 30, 2008, the Fund recognized expenses of approximately $98,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended November 30, 2008, the Fund recognized expenses of approximately $225,100 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended November 30, 2008, the Fund recognized expenses of approximately $580,700 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $187,100 are included in “Other” assets on the Statement of Assets and Liabilities at November 30, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the year ended November 30, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $1,600,600 and

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2008  continued

contingent deferred sales charge (CDSC) on redeemed shares of approximately $735,900. Sales charges do not represent expenses of the Fund.

3. Capital Transactions
For the years ended November 30, 2008 and 2007, transactions were as follows:

	For The		For The
	Year Ended		Year Ended
	November 30, 2008		November 30, 2007
	Shares	Value	Shares	Value

Sales:
Class A	104,529,290	$1,039,068,575	61,115,692	$662,582,012
Class B	3,154,092	31,048,953	1,487,458	16,219,022
Class C	25,572,071	254,490,581	11,407,517	123,035,132
Class I	7,468,925	69,020,107	203,470	2,220,124

Total Sales	140,724,378	$1,393,628,216	74,214,137	$804,056,290

Dividend Reinvestment:
Class A	14,587,220	$140,750,568	10,741,205	$117,849,573
Class B	1,694,879	16,414,657	1,589,124	17,453,037
Class C	2,305,072	22,150,187	1,499,595	16,429,099
Class I	76,188	690,494	3,579	39,139

Total Dividend Reinvestment	18,663,359	$180,005,906	13,833,503	$151,770,848

Repurchases:
Class A	(92,596,506)	$(888,117,113)	(57,994,386)	$(634,409,058)
Class B	(12,071,987)	(117,982,382)	(11,655,522)	(127,384,944)
Class C	(18,032,984)	(172,945,202)	(9,215,605)	(100,774,826)
Class I	(910,077)	(8,285,364)	(88,960)	(979,684)

Total Repurchases	(123,611,554)	$(1,187,330,061)	(78,954,473)	$(863,548,512)

4. Redemption Fee
The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended November 30, 2008, the Fund received redemption fees of approximately $108,200, which are reported as part of “Cost of Shares Repurchased” on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $2,450,290,428 and $2,334,843,740, respectively.

6. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index. The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2008  continued

possible changes in the market value of its portfolio, to manage the portfolio’s effective yield, maturity and duration, or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.
Summarized below are the specific types of derivative financial instruments used by the Fund.

A. Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes for duration and risk management purposes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.
Transactions in futures contracts for the year ended November 30, 2008 were as follows:

Contracts

Outstanding at November 30, 2007	730
Futures Opened	-0-
Futures Closed	(730)

Outstanding at November 30, 2008	-0-

B. Inverse Floating Rate Securities The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund’s net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

7. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2008  continued

1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $1,927,900 and $894,000 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Accounting Pronouncement
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Van Kampen High Yield Municipal Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Van Kampen High Yield Municipal Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen High Yield Municipal Fund (the “Fund”), including the portfolio of investments, as of November 30, 2008, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen High Yield Municipal Fund at November 30, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
January 16, 2009

Van Kampen High Yield Municipal Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Amy R. Doberman
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended November 30, 2008. The Fund designated 99.7% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees and the Fund’s officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

Independent Trustees:
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

David C. Arch (63) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	Trustee since 2003	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	84	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Heartland Alliance, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

Jerry D. Choate (70) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	Trustee since 1999	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	84	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

Rod Dammeyer (68) CAC, LLC 4370 LaJolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	Trustee since 2003	President of CAC, LLC, a private company offering capital investment and management advisory services.	84	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation, Stericycle, Inc., and Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

Linda Hutton Heagy† (60) 4939 South Greenwood Chicago, IL 60615	Trustee	Trustee since 1995	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	84	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information continued
				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

R. Craig Kennedy (56) 1744 R Street, NW Washington, DC 20009	Trustee	Trustee since 1995	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	84	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.

Howard J Kerr (73) 14 Huron Trace Galena, IL 61036	Trustee	Trustee since 2003	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	84	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

Jack E. Nelson (72) 423 Country Club Drive Winter Park, FL 32789	Trustee	Trustee since 1995	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	84	Trustee/Director/Managing General Partner of funds in the Fund Complex.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

Hugo F. Sonnenschein (68) 1126 E. 59th Street Chicago, IL 60637	Trustee	Trustee since 2003	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	84	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

Suzanne H. Woolsey, Ph.D. (67) 815 Cumberstone Road Harwood, MD 20776	Trustee	Trustee since 1999	Chief Communications Officer of the National Academy of Sciences/National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	84	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute and Trustee of California Institute of Technology and the Colorado College.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information continued
Interested Trustee:*
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Trustee	Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

Wayne W. Whalen* (69) 333 West Wacker Drive Chicago, IL 60606	Trustee	Trustee since 1995	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	84	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

†	As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*	Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information  continued

Officers:
Term of
Office and
	Position(s)	Length of
Name, Age and	Held with	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Edward C. Wood III (53) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	Officer since 2008	President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of Van Kampen Investments Inc., the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005.

Kevin Klingert (45) 522 Fifth Avenue New York, NY 10036	Vice President	Officer since 2008	Vice President of funds in the Fund Complex since May 2008. Chief Operating Officer of the Fixed Income portion of Morgan Stanley Investment Management Inc. since May 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007. Assistant Vice President municipal portfolio manager at Merrill Lynch from March 1985 to October 1991.

Amy R. Doberman (46) 522 Fifth Avenue New York, NY 10036	Vice President	Officer since 2004	Managing Director and General Counsel—U.S. Investment Management; Managing Director of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc. and the Adviser. Vice President of the Morgan Stanley Institutional and Retail Funds since July 2004 and Vice President of funds in the Fund Complex since August 2004. Previously, Managing Director and General Counsel of Americas, UBS Global Asset Management from July 2000 to July 2004 and General Counsel of Aeltus Investment Management, Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	Officer since 2003	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information continued
Term of
Office and
	Position(s)	Length of
Name, Age and	Held with	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

John L. Sullivan (53) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	Officer since 1996	Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (47) 1 Parkview Plaza – Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	Officer since 2007	Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

(continued on next page)

Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

(continued on next page)

Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

(continued on next page)

Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

(continued on back)

Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

50, 150, 250, 601
HYMANN 1/09
IU08-06432P-Y11/08

Item 2. Code of Ethics.
(a) The Trust has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.
(b) No information need be disclosed pursuant to this paragraph.
(c)	Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in June 2008 and November 2008 and the general counsel’s designee set forth in Exhibit C was amended in January 2008. All three editions of Exhibit B and both editions of Exhibit C are attached.

(d)	Not applicable.

(e)	Not applicable.
(f)
(1) The Trust’s Code of Ethics is attached hereto as Exhibit 12(1).
(2) Not applicable.
(3) Not applicable.
Item 3. Audit Committee Financial Expert.
The Trust’s Board of Trustees has determined that it has three “audit committee financial experts” serving on its audit committee, each of whom are “independent” Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:
2008

	Registrant		Covered Entities(1)
Audit Fees	$53,500		N/A

Non-Audit Fees
Audit-Related Fees	$0		$742,276	(2)
Tax Fees	$3,400	(3)	$99,522	(4)
All Other Fees	$0		$205,436	(5)
Total Non-Audit Fees	$3,400		$1,047,234

Total	$56,900		$1,047,234

2007

	Registrant		Covered Entities(1)
Audit Fees	$48,200		N/A

Non-Audit Fees
Audit-Related Fees	$0		$731,800	(2)
Tax Fees	$3,100	(3)	$59,185	(4)
All Other Fees	$0		$211,105	(5)
Total Non-Audit Fees	$3,100		$1,002,090

Total	$51,300		$1,002,090

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3)	Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant’s tax.

(4)	Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5)	All Other Fees represent attestation services provided in connection with performance presentation standards, and an advisory consulting project performed.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
JOINT AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
VAN KAMPEN FUNDS
AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 20041
1. STATEMENT OF PRINCIPLES
     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.2
     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund’s business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund’s ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.
     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).
     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.
     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

[1]	This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

[2]	Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
2. Delegation
     As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
3. Audit Services
     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
4. Audit-related Services
     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or, to the extent they are Covered Services, the Covered Entities’ financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
     The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
5. Tax Services
     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.
     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).
6. All Other Services
     The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
     The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     A list of the SEC’s prohibited non-audit services is attached to this policy as Appendix B.5. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.
7. Pre-Approval Fee Levels or Budgeted Amounts
     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).
8. Procedures
     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
     The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix B.7. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9. Additional Requirements
     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
10. Covered Entities
     Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
-	Van Kampen Investments Inc.

-	Van Kampen Asset Management

-	Van Kampen Advisors Inc.

-	Van Kampen Funds Inc.

-	Van Kampen Investor Services Inc.

-	Morgan Stanley Investment Management Inc.

-	Morgan Stanley Trust Company

-	Morgan Stanley Investment Management Ltd.

-	Morgan Stanley Investment Management Company

-	Morgan Stanley Asset & Investment Trust Management Company Ltd.
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (included herein).
(f) Not applicable.
(g) See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.
(b) Not applicable.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Tax-Exempt Trust

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	January 20, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	January 20, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	January 20, 2009